UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22906

                             Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                          Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Credit Opportunities Fund

Virtus Multi-Strategy Target Return Fund

Virtus Select MLP and Energy Fund

Virtus Strategic Income Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended April 30, 2016.

During the period, global equity markets continued to be challenged by falling oil prices, the economic slowdown in China, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended April 30, 2016, major U.S. equity markets had mixed performance, with moderate returns for the large-cap S&P 500® Index and Dow Jones Industrial AverageSM of 0.43% and 1.98%, respectively, and a 4.91% decline for the technology-heavy NASDAQ Composite Index®. By comparison, international equities, as measured by the MSCI EAFE® Index and MSCI Emerging Markets Index, had negative returns for the period despite a strong rebound in the last few months, particularly for emerging markets.

U.S. Treasuries were unsettled as well for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.83% on April 30, 2016, compared with 2.16% on October 31, 2015. For the six months ended April 30, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.82%, while non-investment grade bonds rose 2.37%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

June 2016

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of November 1, 2015 to April 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested from November 1, 2015 through April 30, 2016 and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning
	Account
	Value	Ending	Annualized	Expenses Paid
	November	Account Value	Expense	During
	1, 2015	April 30, 2016	Ratio*	Period**
Virtus Credit Opportunities Fund
Actual
Class A	$1,000.00	$999.56	1.50%	$7.46
Class C	1,000.00	996.35	2.25	11.17
Class I	1,000.00	1,000.79	1.25	6.22
Class R6	1,000.00	1,000.79	1.15	5.72
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.40	1.50%	$7.52
Class C	1,000.00	1,013.67	2.25	11.27
Class I	1,000.00	1,018.65	1.25	6.22
Class R6	1,000.00	1,019.14	1.15	5.77
Virtus Multi-Strategy Target Return Fund
Actual
Class A	$1,000.00	$971.85	1.76%	$8.63
Class C	1,000.00	968.39	2.50	12.24
Class I	1,000.00	972.98	1.51	7.41
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.11	1.76%	$8.82
Class C	1,000.00	1,012.43	2.50	12.51
Class I	1,000.00	1,017.35	1.51	7.57
Virtus Select MLP and Energy Fund
Actual
Class A	$1,000.00	$923.18	1.56%	$7.46
Class C	1,000.00	919.49	2.30	10.98
Class I	1,000.00	924.91	1.30	6.22
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.11	1.56%	$7.82
Class C	1,000.00	1,013.43	2.30	11.51
Class I	1,000.00	1,018.40	1.30	6.52
Virtus Strategic Income Fund
Actual
Class A	$1,000.00	$1,013.47	1.38%	$6.91
Class C	1,000.00	1,009.76	2.14	10.69
Class I	1,000.00	1,014.74	1.13	5.66
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.38%	$6.92
Class C	1,000.00	1,014.22	2.14	10.72
Class I	1,000.00	1,019.24	1.13	5.67

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short.

**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

An index that measures the U.S. investment-grade, fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

An index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A stock market index that shows how 30 large publicly owned companies based in the United States have traded during a standard trading session in the stock market. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange–Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Exchange–Traded Notes (ETN)

Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.

Federal National Mortgage Association (FNMA)

A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not by the U.S. Government. Also called Fannie Mae.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI EAFE®Index

A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS  (Continued)

MSCI Emerging Markets Index

A free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A stock market index of the common stocks and similar securities (e.g. ADRs, tracking stocks, limited partner interests) listed on the NASDAQ stock market. The composition of the NASDAQ Composite is heavily weighted towards information technology companies. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

Over–the–Counter (OTC)

Trading that is done directly between two parties, without any supervision of an exchange.

Payment–in–Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Standard & Poor’s Depositary Receipt (SPDR)

Shares of a security designed to track the value of the S&P 500® Index. SPDRs trade on the American Stock Exchange under the symbol SPY. One SPDR unit is valued at approximately one-tenth of the value of the S&P 500® Index. Dividends are distributed quarterly, and are based on the accumulated stock dividends held in trust, less any expenses of the trust.

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments net of securities sold short and written options attributable to each sector.

Credit Opportunities Fund

Corporate Bonds		26%
Consumer Discretionary	8
Financials	4
Materials	4
Information Technology	3
Energy	3
All other Corporate Bonds	4
Loan Agreements		26
Convertible Bonds		3
Foreign Government Securities		2
Securities Sold Short		(5)
Other (includes short-term investments)		48

Total		100%

Select MLP and Energy Fund

Master Limited Partnerships and Related Companies		97%
Petroleum Transportation & Storage	29
Diversified	15
Natural Gas Pipelines	14
Gathering/Processing	12
Electric, LDC & Power	10
Downstream/Other	7
Marine Shipping	6
Upstream	2
Exchange Traded Funds	2
Other (includes short-term investments)		3

Total		100%

Multi-Strategy Target Return Fund
U.S. Government Securities	63%
Foreign Government Securities	5%
Purchased Options	4%
Exchange-Traded Funds	3%
Mortgaged-Backed Securities	2%
Purchased Swaptions	2%
Other (includes short-term investments)	21%

Total	100%

Strategic Income Fund

Corporate Bonds		58%
Financials	12
Consumer Discretionary	9
Energy	9
Industrials	7
Healthcare	5
Materials	5
Telecommunications Services	5
All other Corporate Bonds	6
Mortgage-Backed Securities		14
Loan Agreements		11
Foreign Government Securities		7
Asset-Backed Securities		6
Other (includes short-term investments)		4

Total		100%

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—1.9%
Argentine Republic Government International Bond 8.280%, 12/31/33(2)	1,402	EUR	$1,475
Hellenic Republic Government Bond 3.000%, 2/24/42(3)	500	EUR	333

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,526)			1,808

CORPORATE BONDS—29.5%
Consumer Discretionary—9.5%
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17(4)	2,000		1,810
CCOH Safari LLC 144A 5.750%, 2/15/26(5)(6)	385		398
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(5)(6)	1,000		947
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(5)	1,000		725
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	500		466
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(7)	510		142
LBI Media, Inc. 144A 10.000%, 4/15/19(5)(6)	3,000		2,895
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(5)	1,500		1,519

			8,902

Consumer Staples—0.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(5)	500		504

	PAR VALUE	VALUE
Energy—3.5%
Citgo Holding, Inc. 144A 10.750%, 2/15/20(5)(6)	$2,359	$2,309
Sabine Pass LNG LP 7.500%, 11/30/16(6)	1,000	1,024

		3,333

Financials—4.0%
Air Lease Corp. 2.625%, 9/4/18	170	169
Lehman Brothers Holdings, Inc. 0.000%, 5/25/99(2)(3)	10,000	758
0.000%, 7/20/99(2)	20,000	2,093
0.000%, 11/16/99(2)	10,000	757

		3,777

Health Care—0.7%
Change Healthcare Holdings, Inc. 144A 6.000%, 2/15/21(5)	445	451
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(5)	200	195

		646

Industrials—1.1%
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,012

Information Technology—3.8%
Advanced Micro Devices, Inc. 7.000%, 7/1/24(6)	500	374
Corporate Risk Holdings, LLC 144A 9.500%, 7/1/19(5)	2,706	2,273
Nortel Networks, Ltd. 0.000%, 7/15/16(2)(6)	1,000	917

		3,564

Materials—4.0%
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	375	173
Momentive Performance Materials, Inc. 3.880%, 10/24/21(6)	1,000	770
4.690%, 4/24/22	1,000	625

	PAR VALUE	VALUE
Materials—continued
New Enterprise Stone & Lime Co., Inc. PIK Capitalization, 6.00% Interest, 7.00% Capitalization 13.000%, 3/15/18(8)	$2,122	$2,196

		3,764

Telecommunication Services—1.3%
Level 3 Communications, Inc. 5.750%, 12/1/22	500	515
Sprint Capital Corp. 6.875%, 11/15/28	1,000	748

		1,263

Utilities—1.1%
Calpine Corp. 5.750%, 1/15/25(6)	1,000	1,014

TOTAL CORPORATE BONDS (Identified Cost $29,045)		27,779

CONVERTIBLE BONDS—3.1%

Energy—1.2%
Cheniere Energy, Inc. 4.250%, 3/15/45	2,000	1,153

Information Technology—1.9%
Nortel Networks Corp. 2.125%, 4/15/34(2)(6)	2,000	1,755

TOTAL CONVERTIBLE BONDS (Identified Cost $2,767)		2,908

LOAN AGREEMENTS—28.8%

Consumer Discretionary—2.7%
Affinion Group, Inc., Tranche B Term Loan 0.000%, 4/30/18(9)	500	443
Charter Communications Operating, LLC (aka CCO Safari LLC) 3.500%, 1/24/23	119	120
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan E 0.000%, 7/1/20(9)	2,000	1,999

		2,562

See Notes to Financial Statements.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—5.7%
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	$2,920	$2,880
Sun Products Corporation, The (fka Huish Detergents Inc.), Tranche B 5.500%, 3/23/20	2,499	2,462

		5,342

Energy—1.1%
CITGO Petroleum Corp., Term Loan B 0.000%, 7/29/21(9)	1,000	987

Financials—2.1%
Realogy Group LLC (fka Realogy Corporation) 0.000%, 10/23/20(9)	2,000	1,957

Health Care—0.2%
NBTY, Inc., Term Loan B 0.000%, 4/26/23(9)	185	186

Industrials—5.2%
American Airlines, Inc., Term Loan B 0.000%, 4/29/23(9)	936	933
Brickman Group, Ltd. LLC, The, First Lien 0.000%, 12/18/20(9)	2,000	1,992
TransDigm, Inc., Tranche Term Loan E 0.000%, 5/16/22(9)	2,000	1,983

		4,908

Information Technology—3.2%
First Data Corp., 2021 Extended Dollar Term Loan 0.000%, 3/24/21(9)	3,000	3,012

Materials—1.2%
PQ Corp. 0.000%, 10/27/22(9)	100	100
W.R. Grace & Co., U.S. Term Loan 0.000%, 2/3/21(9)	1,000	998

		1,098

	PAR VALUE	VALUE
Utilities—7.4%
Calpine Corp. 0.000%, 5/27/22(9)	$1,000	$996
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16(4)	4,000	4,004
Texas Competitive Electric Holdings Company, LLC (TXU) DIP Term Loan 0.000%, 11/7/16(9)	2,000	2,001

		7,001

TOTAL LOAN AGREEMENTS (Identified Cost $27,120)		27,053

CLAIMS—0.7%
Financials—0.7%
Lehman Brothers Trade Claim(2)(10)	100	627

TOTAL CLAIMS (Identified Cost $540)		627

	SHARES
COMMON STOCKS—0.0%
Energy—0.0%
Cheniere Energy, Inc.(10)	1,000	39

TOTAL COMMON STOCKS (Identified Cost $32)		39

TOTAL LONG TERM INVESTMENTS — 64.0%
(Identified Cost $61,030)		60,214

SHARES		VALUE
SHORT-TERM INVESTMENTS—52.3%
Money Market Mutual Funds—52.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(11)	49,170,679	$49,171

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $49,171)		49,171

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 116.3%
(Identified Cost $110,201)		$109,385	(1)

SECURITIES SOLD SHORT—(5.5)%
Exchange Traded Funds—(5.5)%
SPDR S&P 500 ETF Trust(11)(12)	(25,000)	(5,158)

TOTAL SECURITIES SOLD SHORT (Proceeds $4,729)		(5,158)	(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 110.8% (Identified Cost $105,472)		$104,227
Other assets and liabilities, net — (10.8)%		(10,132)

NET ASSETS — 100.0%		$ 94,095

See Notes to Financial Statements.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT   (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Footnote Legend:

(1)     Federal Income Tax Information: For tax information at April 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)     Security in default, no interest payments are being received.

(3)     Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2016.

(4)     Security in default, interest payments are being received during the bankruptcy proceedings.

(5)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $12,216 or 13.0% of net assets.

(6)     All or a portion segregated as collateral for securities sold short.

(7)     86% of the income received was in cash and 14% in PIK.

(8)     54% of the income received was in cash and 46% in PIK.

(9)     This loan will settle after April 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(10)   Non-income producing.

(11)   Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

(12)   The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

Abbreviations:
LLC	Limited Liability Company
PIK	Payment in Kind

Currencies:
EUR	European Currency Unit
KRW	South Korean Won
TWD	New Taiwan Dollar

Country Weightings (Unaudited)†
United States	96%
Canada	3
Argentina	1
Total	100%
†% of total investments, net of securities sold short as of April 30, 2016.

See Notes to Financial Statements.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Concluded)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Forward foreign currency exchange contracts as of April 30, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000	USD	1,108	JPMorgan Chase Bank N.A.	5/12/16	$ 38
EUR	1,000	USD	1,130	JPMorgan Chase Bank N.A.	5/12/16	15
USD	3,223	EUR	3,000	JPMorgan Chase Bank N.A.	5/12/16	(214)
USD	1,036	KRW	1,187,000	JPMorgan Chase Bank N.A.	10/04/16	(4)
USD	1,000	TWD	32,215	JPMorgan Chase Bank N.A.	10/06/16	(1)
Total						$ (166)

Over-the-counter credit default swaps- buy protection(1) outstanding as of April 30, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Grupo Isolux Corsan Financial	JPMorgan Chase Bank N.A.	5%	9/20/20	1,000	EUR	$920	$458	$462
Total						$920	$458	$462

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of input used to value the Fund’s investment as of April 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,808	$ —	$ 1,808
Corporate Bonds	27,779	—	27,779
Convertible Bonds	2,908	—	2,908
Loan Agreements	27,053	—	27,053
Claims	627	—	627
Common Stocks	39	39	—
Short-Term Investments	49,171	49,171	—
Forward Foreign Currency Exchange Contracts	53	—	53
Over-the-Counter Credit Default Swap	920	—	920

Total Assets	110,358	49,210	61,148

Liabilities:
Exchange Traded Funds	(5,158)	(5,158)	—
Forward Foreign Currency Exchange Contracts	(219)	—	(219)

Total Liabilities	$ (5,377)	$ (5,158)	$ (219)

There were no transfers between Level 1 and Level 2 related to securities held as of April 30, 2016.

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—60.8%
Non-Agency—60.8%
United States Treasury Bill 0.090%, 5/5/16	$15,000		$15,000
0.156%, 5/12/16	12,000		11,999
0.170%, 5/19/16	12,000		11,999
0.146%, 5/26/16	12,000		11,999
0.275%, 6/2/16	10,000		9,999
0.146%, 6/9/16	12,000		11,998

			72,994

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $72,993)			72,994

FOREIGN GOVERNMENT SECURITIES—5.0%
Indonesia Treasury Bond 8.250%, 7/15/21	71,936,000	IDR	5,643
8.375%, 9/15/26	3,700,000	IDR	293

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,001)			5,936

MORTGAGED-BACKED SECURITIES—2.4%
Agency—2.4%
Government National Mortgage Association 3.390%, 5/16/55(2)	208		196
3.438%, 1/16/56(2)	285		293
3.440%, 1/16/56(2)	130		125
3.479%, 2/16/56(2)	425		441
3.383%, 3/16/56(2)	147		141
3.479%, 3/16/56(2)	187		181
3.001%, 7/16/57(2)	1,378		1,230
3.000%, 8/16/57(2)	202		178
3.465%, 8/16/57(2)	154		148

			2,933

TOTAL MORTGAGED-BACKED SECURITIES (Identified Cost $2,782)			2,933

	SHARES
EXCHANGE-TRADED FUNDS—3.0%
Exchange Traded Funds—3.0%
iShares MSCI Emerging Markets Small-Cap ETF(3)	57,500		2,385

	SHARES	VALUE
Exchange Traded Funds—continued
SPDR S&P Emerging Markets SmallCap ETF(3)	30,229	$ 1,186

		3,571

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,335)		3,571

	CONTRACTS
PURCHASED OPTIONS—3.6%
Call Options—3.6%
Call USD 1,000 versus Put CNY 6,850 Expiring 01/10/17 Strike price $6.85(4)	10,000	13
Call USD 1,000 versus Put JPY 102,500 Expiring 02/17/21 Strike price $102.50(4)	10,000	67
Call USD 1,000 versus Put JPY 106,760 Expiring 01/28/21 Strike price $106.76(4)	10,000	54
Call USD 1,000 versus Put ZAR 3,920 Expiring 02/16/18 Strike price $3.92(4)	10,000	22
Call USD 1,000 versus Put ZAR 3,930 Expiring 01/31/18 Strike price $3.93(4)	10,000	21
Call USD 1,400 versus Put CNY 9,450 Expiring 02/28/17 Strike price $6.75(4)	14,000	28
Call USD 1,900 versus Put CNY 12,882 Expiring 03/17/17 Strike price $6.78(4)	19,000	39
Call USD 15,200 versus Put CNY 103,664 Expiring 03/10/17 Strike price $6.82(4)	152,000	283
Call USD 2,300 versus Put CNY 15,962 Expiring 01/18/17 Strike price $6.94(4)	23,000	27
Call USD 2,400 versus Put CNY 16,464 Expiring 01/30/17 Strike price $6.86(4)	24,000	35

	CONTRACTS	VALUE
Call Options—continued
Call USD 2,400 versus Put CNY 16,478 Expiring 01/24/17 Strike price $6.87(4)	24,000	$ 33
Call USD 220 versus Put INR 16,643 Expiring 10/13/16 Strike price $75.65(4)	2,200	1
Call USD 250 versus Put INR 19,213 Expiring 01/10/17 Strike price $76.85(4)	2,500	2
Call USD 270 versus Put JPY 29,192 Expiring 10/13/20 Strike price $108.12(4)	2,700	13
Call USD 3,000 versus Put CNY 20,370 Expiring 02/17/17 Strike price $6.79(4)	30,000	54
Call USD 3,000 versus Put INR 222,000 Expiring 07/21/16 Strike price $74.00(4)	30,000	2
Call USD 350 versus Put INR 27,447 Expiring 01/27/17 Strike price $78.42(4)	3,500	2
Call USD 350 versus Put INR 27,657 Expiring 02/28/17 Strike price $79.02(4)	3,500	2
Call USD 400 versus Put JPY 42,360 Expiring 01/06/21 Strike price $105.90(4)	4,000	22
Call USD 400 versus Put ZAR 1,572 Expiring 01/10/18 Strike price $3.93(4)	4,000	8
Call USD 430 versus Put INR 32,839 Expiring 11/21/16 Strike price $76.37(4)	4,300	2
Call USD 5,100 versus Put JPY 551,718 Expiring 10/02/20 Strike price $108.18(4)	51,000	251

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE
Call Options—continued
Call USD 5,450 versus Put ZAR 20,983 Expiring 11/15/17 Strike price $3.85(4)	54,500	$ 107
Call USD 550 versus Put INR 43,038 Expiring 01/25/17 Strike price $78.25(4)	5,500	3
Call USD 550 versus Put INR 43,087 Expiring 01/30/17 Strike price $78.34(4)	5,500	3
Call USD 550 versus Put ZAR 2,178 Expiring 01/29/18 Strike price $3.96(4)	5,500	11
Call USD 600 versus Put INR 46,200 Expiring 04/18/17 Strike price $77.00(4)	6,000	7
Call USD 650 versus Put JPY 64,448 Expiring 04/29/21 Strike price $99.15(4)	6,500	52
Call USD 650 versus Put ZAR 2,496 Expiring 04/30/18 Strike price $3.84(4)	6,500	18
Call USD 650 versus Put ZAR 2,522 Expiring 11/22/17 Strike price $3.88(4)	6,500	12
Call USD 700 versus Put INR 55,405 Expiring 02/17/17 Strike price $79.15(4)	7,000	4
Call USD 700 versus Put JPY 70,280 Expiring 03/12/21 Strike price $100.40(4)	7,000	53
Call USD 700 versus Put JPY 70,350 Expiring 02/26/21 Strike price $100.50(4)	7,000	53
Call USD 700 versus Put JPY 76,216 Expiring 11/19/20 Strike price $108.88(4)	7,000	33

	CONTRACTS	VALUE
Call Options—continued
Call USD 700 versus Put ZAR 2,695 Expiring 03/14/18 Strike price $3.85(4)	7,000	$ 18
Call USD 700 versus Put ZAR 2,723 Expiring 02/28/18 Strike price $3.89(4)	7,000	16
Call USD 740 versus Put JPY 78,292 Expiring 01/19/21 Strike price $105.80(4)	7,400	42
Call USD 750 versus Put JPY 79,838 Expiring 01/27/21 Strike price $106.45(4)	7,500	41
Call USD 900 versus Put ZAR 3,555 Expiring 01/24/18 Strike price $3.95(4)	9,000	18
Euro Stoxx 50 Expiring 12/20/19 Strike price $3,800.00(4)	1,018	1,337
Nikkei Future Index Expiring 12/11/20 Strike price $20,000.00(4)	110	1,561

		4,370

TOTAL PURCHASED OPTIONS
(Identified Cost $5,136)		4,370

PURCHASED SWAPTIONS—1.7%

Call Swaptions—0.6%
15-Year USD Interest Rate Swap Expiring 02/24/31 Strike price $1.00(4)	1,800	708
15-Year USD Interest Rate Swap Expiring 03/03/31 Strike price $1.00(4)	100	39
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $1.00(4)	2,000	(14)

		733

	CONTRACTS	VALUE
Put Swaptions—1.1%
15-Year GBP Interest Rate Swap Expiring 01/20/31 Strike price $3.60(4)	120	$ 61
15-Year GBP Interest Rate Swap Expiring 01/28/31 Strike price $3.60(4)	80	55
15-Year GBP Interest Rate Swap Expiring 02/18/31 Strike price $3.60(4)	200	100
15-Year USD Interest Rate Swap Expiring 01/21/31 Strike price $3.85(4)	260	107
15-Year USD Interest Rate Swap Expiring 01/28/31 Strike price $3.85(4)	220	90
15-Year USD Interest Rate Swap Expiring 02/05/31 Strike price $3.85(4)	250	102
15-Year USD Interest Rate Swap Expiring 03/03/31 Strike price $3.85(4)	190	78
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $3.85(4)	2,600	(7)
15-Year USD Interest Rate Swap Expiring 11/20/30 Strike price $3.85(4)	220	90
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60(4)	320	163
30-Year GBP Interest Rate Swap Expiring 10/14/30 Strike price $3.60(4)	30	15

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE
Put Swaptions—continued
30-Year GBP Interest Rate Swap Expiring 11/20/30 Strike price $3.60(4)	50	$ 25
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85(4)	1,000	413

		1,292

TOTAL PURCHASED SWAPTIONS (Identified Cost $2,551)		2,025

TOTAL LONG TERM INVESTMENTS — 76.5%
(Identified Cost $92,798)		91,829

	SHARES
SHORT-TERM INVESTMENTS—20.7%
Money Market Mutual Funds—20.7%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(3)	24,795,905	$ 24,796

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,796)		24,796

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 97.2% (Identified Cost $117,594)		116,625	(1)

	CONTRACTS
WRITTEN OPTIONS—(0.5)%
Call Options—(0.5)%
Call USD 1,000 versus Put CNY 7,400 Expiring 01/10/17 Strike price $7.40(4)	(10,000)	(5)
Call USD 1,400 versus Put CNY 10,206 Expiring 02/18/17 Strike price $7.29(4)	(14,000)	(12)
Call USD 1,900 versus Put CNY 13,889 Expiring 03/17/17 Strike price $7.31(4)	(19,000)	(17)
Call USD 15,200 versus Put CNY 111,720 Expiring 03/10/17 Strike price $7.35(4)	(152,000)	(126)

	CONTRACTS	VALUE
Call Options—continued
Call USD 2,300 versus Put CNY 17,227 Expiring 01/18/17 Strike price $7.49(4)	(23,000)	$ (12)
Call USD 2,400 versus Put CNY 17,784 Expiring 01/30/17 Strike price $7.41(4)	(24,000)	(15)
Call USD 2,400 versus Put CNY 17,808 Expiring 01/24/17 Strike price $7.42(4)	(24,000)	(14)
Call USD 220 versus Put INR 14,443 Expiring 10/13/16 Strike price $65.65(4)	(2,200)	(10)
Call USD 250 versus Put INR 16,713 Expiring 01/10/17 Strike price $66.85(4)	(2,500)	(11)
Call USD 3,000 versus Put CNY 21,990 Expiring 02/17/17 Strike price $7.33(4)	(30,000)	(23)
Call USD 3,000 versus Put INR 192,000 Expiring 07/21/16 Strike price $64.00(4)	(30,000)	(152)
Call USD 350 versus Put INR 23,870 Expiring 01/27/17 Strike price $68.20(4)	(3,500)	(13)
Call USD 350 versus Put INR 24,052 Expiring 02/28/17 Strike price $68.72(4)	(3,500)	(13)
Call USD 430 versus Put INR 28,561 Expiring 11/21/16 Strike price $66.42(4)	(4,300)	(18)
Call USD 550 versus Put INR 37,400 Expiring 01/25/17 Strike price $68.00(4)	(5,500)	(21)
Call USD 550 versus Put INR 37,477 Expiring 01/30/17 Strike price $68.14(4)	(5,500)	(21)

	CONTRACTS	VALUE
Call Options—continued
Call USD 600 versus Put INR 40,182 Expiring 04/18/17 Strike price $66.97(4)	(6,000)	$ (35)
Call USD 700 versus Put INR 48,181 Expiring 02/17/17 Strike price $68.83(4)	(7,000)	(25)

		(543)

TOTAL WRITTEN OPTIONS (Proceeds $(880))		(543)	(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 96.7% (Identified Cost $116,714)		$116,082
Other assets and liabilities, net — 3.3%		3,960

NET ASSETS — 100.0%		$120,042

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2016.

(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

(4)	Strike price not reported in thousands.

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Abbreviations:
ETF	Exchange Traded Fund
Nomura	Nomura Global Financial Products, Inc.
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
Currencies:
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	92%
Indonesia	5
Japan	1
Germany	1
United Kingdom	1
Total	100%
† % of total investments, net of written options, as of April 30, 2016.

Futures contracts as of April 30, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
Cac40 10 Euro Future	May 2016	113	$ 5,662	$ (52)
Euro-Bund Future	June 2016	(76)	(14,087)	131
DAX Index Future	June 2016	(20)	(5,774)	(7)
Russell 2000 Mini Index Futures	June 2016	(43)	(4,849)	(301)
S&P 500 E-Mini Future	June 2016	103	10,604	91
Total				$ (138)

Forward foreign currency exchange contracts as of April 30, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR*	94,402	USD	1,400	Deutsche Bank	6/21/16	$ 8
SGD*	8,081	USD	6,000	Citibank	6/21/16	1
TWD*	184,100	USD	5,711	BNP Paribas	6/21/16	— (a)
USD*	5,365	AUD	7,175	Nomura	6/21/16	(78)
USD*	350	AUD	461	Nomura	6/21/16	1
USD*	350	AUD	460	Nomura	6/21/16	1
USD*	969	EUR	870	Goldman Sachs	6/21/16	(29)
USD*	910	EUR	800	BNP Paribas	6/21/16	(8)
USD*	852	EUR	750	Goldman Sachs	6/21/16	(9)
USD*	1,400	INR	94,262	BNP Paribas	6/21/16	(6)
USD*	1,006	JPY	114,000	Nomura	6/21/16	(67)
USD	676	JPY	75,000	Goldman Sachs	6/21/16	(30)
USD*	8,315	SGD	11,467	Citibank	6/21/16	(201)
USD*	400	SGD	535	Citibank	6/21/16	3
USD*	250	SGD	339	Citibank	6/21/16	(2)
USD*	5,481	TWD	180,000	BNP Paribas	6/21/16	(103)
USD*	127	TWD	4,100	BNP Paribas	6/21/16	— (a)
Total						$(519)

Footnote Legend:

(a) Amount is less than $500.

* Non deliverable forward. See Note 3B in the Notes to Financial Statements.

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS   (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Over-the-counter inflation swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.685%	3-Month EUR-HICPxT	BNP Paribas	2/17/21	5,950	EUR	$3	$ —	$3
0.690%	3-Month EUR-HICPxT	Citibank	2/17/21	2,550	EUR	1	—	1
0.759%	3-Month EUR-HICPxT	BNP Paribas	3/15/21	10,400	EUR	(6)	—	(6)
0.795%	3-Month EUR-HICPxT	Goldman Sachs & Co.	4/15/21	2,000	EUR	7	—	7
1.285%	CPI Urban Consumer NSA	Nomura	2/22/21	2,000	USD	(38)	—	(38)
1.385%	CPI Urban Consumer NSA	Nomura	1/22/21	1,300	USD	(16)	—	(16)
1.470%	CPI Urban Consumer NSA	Citibank	2/01/21	1,600	USD	(13)	—	(13)
1.565%	CPI Urban Consumer NSA	Nomura	11/24/20	1,200	USD	(2)	—	(2)
1.595%	CPI Urban Consumer NSA	Nomura	2/22/26	2,000	USD	59	—	59
1.655%	CPI Urban Consumer NSA	Nomura	1/22/26	1,300	USD	27	—	27
1.670%	CPI Urban Consumer NSA	Citibank	4/08/21	1,300	USD	(4)	—	(4)
1.735%	CPI Urban Consumer NSA	Citibank	2/01/26	1,600	USD	22	—	22
1.760%	CPI Urban Consumer NSA	Nomura	7/23/20	5,250	USD	53	—	53
1.873%	CPI Urban Consumer NSA	Citibank	4/08/26	1,300	USD	8	—	8
1.905%	CPI Urban Consumer NSA	Nomura	11/24/25	1,200	USD	(8)	—	(8)
2.068%	CPI Urban Consumer NSA	Nomura	7/23/25	5,250	USD	(145)	—	(145)

Total						$(52)	$ —	$(52)

 Centrally cleared interest rate swaps outstanding as of April 30, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.1425%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	4/15/18	77,000	AUD	$140	$ —	$140
2.180%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	4/22/18	12,335	AUD	30	—	30

Total						$170	$ —	$170

Footnote Legend:

(a)  Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS   (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Over-the-counter interest rate swaps outstanding as of April 30, 2016 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.100%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/19	88,000	USD	$(100)	$ —	$(100)
1.419%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/22	37,500	USD	97	—	97
6.280%(a)	28-Day MXN TIIE	Goldman Sachs & Co.	2/03/22	38,200	MXN	4	—	4
6.400%(a)	28-Day MXN TIIE	Deutsche Bank	2/22/22	27,200	MXN	6	—	6
6.401%(a)	28-Day MXN TIIE	Deutsche Bank	1/25/22	36,700	MXN	11	—	11
6.420%(a)	28-Day MXN TIIE	Goldman Sachs & Co.	3/11/22	27,000	MXN	6	—	6
6.575%(a)	28-Day MXN TIIE	Deutsche Bank	1/19/22	42,700	MXN	24	—	24
6.690%(a)	28-Day MXN TIIE	Citibank	1/11/22	48,100	MXN	36	—	36
6.705%(a)	28-Day MXN TIIE	Deutsche Bank	11/16/21	25,700	MXN	22	—	22
6.855%(a)	28-Day MXN TIIE	Citibank	7/14/21	150,000(c)	MXN	201	—	201
6.890%(a)	28-Day MXN TIIE	Deutsche Bank	7/16/21	40,000(c)	MXN	56	—	56

Total						$363	$ —	$363

Footnote Legend:

(a) Fund pays the floating rate and receives the fixed rate.

(b) Fund pays the fixed rate and receives the floating rate.

(c) Represents interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to April 30, 2016.

Over-the-counter variance swaps outstanding as of April 30, 2016 were as follows:

Reference Entity	Variance Strike Price	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50(a)	$27.88	BNP Paribas	12/15/17	116	EUR	$(40)	$ —	$(40)
DJ Euro Stoxx 50(a)	28.20	Societe Generale	12/15/17	73	EUR	(50)	—	(50)
DJ Euro Stoxx 50(b)	27.75	BNP Paribas	12/16/16	56	EUR	57	—	57
DJ Euro Stoxx 50(b)	28.06	Societe Generale	12/16/16	30	EUR	47	—	47
S&P 500 Composite Stock Price Index(b)	22.25	BNP Paribas	12/15/17	10	USD	13	—	13
DJ Euro Stoxx 50(a)	24.25	BNP Paribas	12/15/17	9	EUR	28	—	28

Total						$55	$ —	$55

Footnote Legend:

(a) Fund pays the fixed strike price and receives the variance payment.

(b) Fund pays the variance payment and receives the fixed strike price.

Over-the-counter total return swaps outstanding as of April 30, 2016 were as follows:

Reference Entity	Floating Rate(a)	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/26/16	1,200	USD	$39	$—	$ 39
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/20/16	1,181	USD	52	—	52

Total						$91	$—	$ 91

Footnote Legend:

(a) The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

See Notes to Financial Statements.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

Centrally cleared credit default swap- sell protection(1) outstanding as of April 30, 2016 was as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid	Unrealized Appreciation (Depreciation)

CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/21	11,500 USD	$401	$268	$133

Total					$401	$268	$133

(1)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2A in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at April 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 72,994	$ —	$ 72,994
Foreign Government Securities	5,936	—	5,936
Mortgaged-Backed Securities	2,933	—	2,933
Exchange-Traded Funds	3,571	3,571	—
Purchased Options	4,370	2,898	1,472
Purchased Swaptions	2,025	—	2,025
Short-Term Investments	24,796	24,796	—
Futures Contracts	222	222	—
Forward Foreign Currency Exchange Contracts	14	—	14
Over-the-Counter Inflation Rate Swaps	180	—	180
Centrally Cleared Interest Rate Swap	170	—	170
Over-the-Counter Interest Rate Swaps	463	—	463
Over-the-Counter Variance Swaps	145	—	145
Over-the-Counter Total Return Swaps	91	—	91
Over-the-Counter Credit Default Swap	401	—	401

Total Assets	118,311	31,487	86,824

Liabilities:
Written Options	(543)	—	(543)
Futures Contracts	(360)	(360)	—
Forward Foreign Currency Exchange Contracts	(533)	—	(533)
Over-the-Counter Inflation Swaps	(232)	—	(232)
Over-the-Counter Interest Rate Swaps	(100)	—	(100)
Over-the-Counter Variance Swaps	(90)	—	(90)

Total Liabilities	$ (1,858)	$ (360)	$ (1,498)

There were no transfers between level 1 and level 2 related to securities held at April 30, 2016.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Financial Statements.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—96.9%
Diversified—14.7%
Enterprise Products Partners LP	4,000	$ 107
Kinder Morgan, Inc.	15,500	275
MPLX LP	2,071	67
ONEOK, Inc.	3,200	116
Williams Cos, Inc. (The)	5,700	110

		675

Downstream/Other—6.7%
Cheniere Energy, Inc.(2)	2,100	82
Marathon Petroleum Corp.	1,700	66
Phillips 66	800	66
Tesoro Corp.	1,200	95

		309

Electric, LDC & Power—9.9%
Dominion Resources, Inc.	1,100	79
NextEra Energy Partners LP	3,900	113
NextEra Energy, Inc.	1,200	141
Sempra Energy	1,200	124

		457

Exchange Traded Funds—2.3%
JPMorgan Alerian MLP Index ETN(3)	3,500	105

Gathering/Processing—12.1%
Antero Midstream Partners LP	3,500	89
EnLink Midstream LLC	7,200	103
EQT GP Holdings LP	4,000	106
Rice Midstream Partners LP	3,300	55
Targa Resources Corp.	3,300	134
Western Gas Partners LP	1,400	68

		555

Marine Shipping—5.6%
Gaslog Partners LP	6,000	107
Golar LNG Ltd.(2)	2,500	41
Knot Offshore Partners LP	4,000	77
Teekay Corp.	3,000	34

		259

Natural Gas Pipelines—14.3%
Columbia Pipeline Group, Inc.	6,500	166

	SHARES	VALUE
Natural Gas Pipelines—continued
Dominion Midstream Partners LP(2)	1,300	$ 44
Energy Transfer Partners LP	2,200	78
Spectra Energy Corp.	5,200	163
Tallgrass Energy GP LP	10,100	210

		661

Petroleum Transportation & Storage—28.7%
Enbridge Energy Management LLC(2)	9,141	194
Enbridge, Inc.	4,800	199
Genesis Energy LP	2,000	65
Magellan Midstream Partners LP	1,000	72
Plains GP Holdings LP Class A	14,400	143
SemGroup Corp. Class A	3,800	116
Shell Midstream Partners LP	3,800	144
Sunoco Logistics Partners LP	3,600	105
Tesoro Logistics LP	1,000	46
Valero Energy Partners LP	1,800	86
VTTI Energy Partners LP	7,700	154

		1,324

Upstream—2.6%
Anadarko Petroleum Corp.(2)	1,500	79
Devon Energy Corp.	1,200	42

		121

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $4,842)		4,466

TOTAL LONG TERM INVESTMENTS — 96.9%
(Identified Cost $4,842)		4,466

SHORT-TERM INVESTMENTS—2.9%
Money Market Mutual Funds—2.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(3)	133,448	134

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $134)		134

	VALUE

TOTAL INVESTMENTS — 99.8% (Identified Cost $4,976)	$4,600	(1)

Other assets and liabilities, net — 0.2%	8

NET ASSETS — 100.0%	$4,608

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	87%
United Kingdom	5
Canada	4
Monaco	2
Bermuda	2
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	25%
Pure Play General Partner	23
Embedded General Partners	22
MLP Affiliates & Other	9
Major Midstream Companies	9
Foreign LP	7
Cash & Other	5
Total	100%
†% of total investments, as of April 30, 2016.

See Notes to Financial Statements.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS   (Concluded)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products. Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes. MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Pure-Play GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity. Embedded GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total
	Value at	Level 1 Quoted
	April 30, 2016	Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$4,466	$4,466
Short-Term Investments	134	134

Total Assets	$4,600	$4,600

There were no transfers between level 1 and level 2 related to securities held at April 30, 2016.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.7%
Non-Agency—0.7%
United States Treasury Notes 0.500%, 8/31/16(2)	$200		$ 200

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $200)			200

FOREIGN GOVERNMENT SECURITIES—6.3%
Argentine Republic Government International Bond 8.280%, 12/31/33(3)	84	EUR	89
Argentine Republic Government International Bond 144A 7.500%, 4/22/26(4)	150		152
Dominican Republic International Bond 144A 6.875%, 1/29/26(4)	100		107
El Salvador Government International Bond 144A 6.375%, 1/18/27(4)	125		111
Ghana Government International Bond Reg S 10.750%, 10/14/30(5)	200		197
Guatemala Government Bond 144A 4.500%, 5/3/26(4)	200		201
Mexico Government International Bond 4.750%, 3/8/44	140		141
Mongolia Government International Bond 144A 10.875%, 4/6/21(4)	200		204
Peruvian Government International Bond 4.125%, 8/25/27	65		69
Provincia de Buenos Aires/Argentina 144A 9.125%, 3/16/24(4)	150		160
South Africa Government International Bond 4.875%, 4/14/26	200		200

	PAR VALUE	VALUE
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(4)	$200	$ 205

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,808)		1,836

MUNICIPAL BONDS—0.4%
Illinois—0.4%
State of Illinois, Series A 5.000%, 6/1/19	100	109

TOTAL MUNICIPAL BONDS (Identified Cost $105)		109

MORTGAGED-BACKED SECURITIES—13.2%
Agency—2.4%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	280	293
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(4)	100	104
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(6)	135	133
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	28	28
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(4)(6)	58	57
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(4)(6)	79	78
Non-Agency—10.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 4.517%, 6/25/33(6)	100	95
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	118	119

	PAR VALUE	VALUE
Non-Agency—continued
Bear Stearns ARM Trust 2004-9, 22A1 3.252%, 11/25/34(6)	$74	$ 71
Bear Stearns Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	50	48
Chase Mortgage Trust 2016-1, M2 144A 3.750%, 4/25/45(4)	98	98
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	39	40
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.390%, 8/25/34(6)	14	14
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(6)	100	89
CSMC Mortgage-Backed Trust 06-8, 3A1 6.000%, 10/25/21	52	50
CSMLT Trust 2015-1, A9 144A 3.500%, 5/25/45(4)(6)	87	88
DBUBS Mortgage Trust 11-LC3A, D 144A 5.628%, 8/10/44(4)(6)	200	205
FNMA Connecticut Avenue Securities 14-C02, 2M2 3.039%, 5/25/24(6)	350	326
FREMF Mortgage Trust 15-K720, B 144A 3.506%, 7/25/22(4)(6)	60	56
GMACM Mortgage Loan Trust 03-AR1, A5 3.344%, 10/19/33(6)	98	98
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	79	69
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	20	18

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(6)	$100	$ 99
JP Morgan Mortgage Trust 14-1, 2A2 144A 3.500%, 1/25/44(4)(6)	94	95
JP Morgan Mortgage Trust 2015-4, 1A4 144A 3.500%, 6/25/45(4)(6)	90	91
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.067%, 2/25/35(6)	127	115
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	116	115
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	50	52
Morgan Stanley Bank of America Merrill Lynch Trust 15-C26, C 4.558%, 11/15/48(6)	100	99
NAAC Reperforming Loan REMIC Trust Certificates 04-R3, A1 144A 6.500%, 2/25/35(4)	97	97
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(4)(6)	111	114
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	241	241
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 2.983%, 11/25/33(6)	77	75
VOLT XXIX LLC 14-NP10, A1 144A 3.375%, 10/25/54(4)(6)	167	165

	PAR VALUE	VALUE
Non-Agency—continued
VOLT XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(4)(6)	$88	$ 87
WinWater Mortgage Loan Trust 14-3, A4 144A 3.500%, 11/20/44(4)(6)	114	116
WinWater Mortgage Loan Trust 2016-1, 1A5 144A 3.500%, 1/20/46(4)	95	98

TOTAL MORTGAGED-BACKED SECURITIES (Identified Cost $3,847)		3,836

ASSET-BACKED SECURITIES—5.5%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(4)	85	88
AVANT Loans Funding Trust 15-A, A 144A 4.000%, 8/16/21(4)	67	67
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(4)	250	245
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(4)	100	96
DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(4)	85	84
Exeter Automobile Receivables Trust 14-2A, C 144A 3.260%, 12/16/19(4)	100	100
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(4)	125	123
Exeter Automobile Receivables Trust 15-1A, C 144A 4.100%, 12/15/20(4)	125	124
Exeter Automobile Receivables Trust 15-2A, C 144A 3.900%, 3/15/21(4)	130	127
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(4)	250	252

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	$100	$ 96
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	106	108
Wendys Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	80	79

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,602)		1,589

CORPORATE BONDS—57.2%

Consumer Discretionary—9.3%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	103	106
Boyd Gaming Corp. 6.875%, 5/15/23	35	36
CCO Holdings LLC / CCO Holdings Capital Corp. 144A 5.125%, 5/1/23(4)	71	73
5.500%, 5/1/26(4)	45	46
CCOH Safari LLC 144A 5.750%, 2/15/26(4)	81	84
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(4)	105	99
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	35	36
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	78	73
CSC Holdings LLC 5.250%, 6/1/24	46	42
Delphi Automotive PLC 3.150%, 11/19/20	90	92
DISH DBS Corp. 5.000%, 3/15/23	85	78
Hyundai Capital America 144A 3.000%, 10/30/20(4)	100	102
iHeartCommunications, Inc. 9.000%, 12/15/19	35	27
Intelsat Jackson Holdings SA 5.500%, 8/1/23	70	44

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	$70	$ 74
Lennar Corp. 4.500%, 6/15/19	62	64
4.875%, 12/15/23	30	31
M/I Homes, Inc. 6.750%, 1/15/21	55	55
MDC Holdings, Inc. 5.500%, 1/15/24	67	65
Meritor, Inc. 6.750%, 6/15/21	67	64
MGM Resorts International 6.000%, 3/15/23	92	96
MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer, Inc. 144A 5.625%, 5/1/24(4)	30	31
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	25	26
MPG Holdco I, Inc. 7.375%, 10/15/22	42	42
New York University 4.142%, 7/1/48	25	25
Newell Brands, Inc. 3.850%, 4/1/23	5	5
4.200%, 4/1/26	10	11
5.375%, 4/1/36	15	16
5.500%, 4/1/46	25	28
Newell Brands, Inc. 144A 5.000%, 11/15/23(4)	25	26
Numericable-SFR SA 144A 7.375%, 5/1/26(4)	200	203
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	10	10
Penn National Gaming, Inc. 5.875%, 11/1/21	70	72
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	90	90
PulteGroup, Inc. 4.250%, 3/1/21	70	72
5.500%, 3/1/26	75	78
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(4)	95	97

	PAR VALUE	VALUE
Consumer Discretionary—continued
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	$35	$ 38
Scientific Games International, Inc. 144A 7.000%, 1/1/22(4)	42	43
Signet UK Finance PLC 4.700%, 6/15/24	75	74
Station Casinos LLC 7.500%, 3/1/21	95	101
Toll Brothers Finance Corp. 5.875%, 2/15/22	70	76
4.875%, 11/15/25	50	50
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	92	93

		2,694

Consumer Staples—1.6%
Constellation Brands, Inc. 4.750%, 12/1/25	25	27
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	85	86
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 144A 5.875%, 1/15/24(4)	15	16
Rite Aid Corp. 6.750%, 6/15/21	85	90
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	20	21
Safeway, Inc. 7.250%, 2/1/31	60	59
Tops Holding LLC / Tops Markets II Corp. 144A 8.000%, 6/15/22(4)	78	70
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	93	98

		467

Energy—9.0%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	50	50
Anadarko Petroleum Corp. 4.850%, 3/15/21	50	52

	PAR VALUE	VALUE
Energy—continued
5.550%, 3/15/26	$20	$ 21
6.600%, 3/15/46	30	34
Antero Resources Corp. 5.625%, 6/1/23	50	49
Bill Barrett Corp. 7.625%, 10/1/19	60	50
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(4)	100	89
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	95	92
Concho Resources, Inc. 5.500%, 4/1/23	50	51
ConocoPhillips Co. 4.200%, 3/15/21	15	16
4.950%, 3/15/26	45	50
5.950%, 3/15/46	25	30
Continental Resources, Inc./OK 5.000%, 9/15/22	60	56
4.500%, 4/15/23	35	32
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A 6.250%, 4/1/23(4)	70	64
Enbridge Energy Partners LP 4.375%, 10/15/20	15	15
Encana Corp. 3.900%, 11/15/21	65	60
FTS International, Inc. 144A 8.134%, 6/15/20(4)(6)	55	40
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	55	57
Hess Corp. 8.125%, 2/15/19	50	56
5.600%, 2/15/41	75	73
Kinder Morgan, Inc./DE 7.750%, 1/15/32	55	60
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(4)	60	62
MPLX LP 144A 4.875%, 12/1/24(4)	105	102
Newfield Exploration Co. 5.375%, 1/1/26	70	69

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Energy—continued
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	$71	$ 60
Occidental Petroleum Corp. 3.400%, 4/15/26	5	5
4.400%, 4/15/46	70	74
Petroleos Mexicanos 6.500%, 6/2/41	30	30
Petroleos Mexicanos 144A 5.500%, 2/4/19(4)	30	31
6.375%, 2/4/21(4)	10	11
6.875%, 8/4/26(4)	40	44
QEP Resources, Inc. 5.250%, 5/1/23	95	90
Range Resources Corp. 5.000%, 3/15/23	80	74
Regency Energy Partners LP / Regency Energy Finance Corp. 5.000%, 10/1/22	100	98
Rowan Cos, Inc. 5.400%, 12/1/42	65	43
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	100	100
SM Energy Co. 6.125%, 11/15/22	100	91
Sunoco LP / Sunoco Finance Corp. 144A 6.375%, 4/1/23(4)	138	141
Transocean, Inc. 5.800%, 12/15/16	99	100
6.800%, 3/15/38	85	53
Weatherford International Ltd/Bermuda 9.625%, 3/1/19	115	121
YPF SA 144A 8.500%, 3/23/21(4)	100	105

		2,601

Financials—12.2%
Air Lease Corp. 2.625%, 9/4/18	50	50
Aircastle, Ltd. 5.125%, 3/15/21	110	117
5.000%, 4/1/23	100	102
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	60	62
Ally Financial, Inc. 4.250%, 4/15/21	85	86

	PAR VALUE	VALUE
Financials—continued
5.750%, 11/20/25	$85	$ 86
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	20	20
American Tower Corp. 3.300%, 2/15/21	65	67
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	40	40
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(2)(4)	115	126
Bank of America Corp. 4.200%, 8/26/24	60	61
4.450%, 3/3/26	45	47
Berkshire Hathaway, Inc. 2.200%, 3/15/21	5	5
2.750%, 3/15/23	10	10
3.125%, 3/15/26	30	31
Brixmor Operating Partnership LP 3.875%, 8/15/22	30	30
Capital One Financial Corp. 4.200%, 10/29/25	85	87
Citigroup, Inc. 4.600%, 3/9/26	30	31
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(4)(6)	70	67
Corporate Office Properties LP 3.600%, 5/15/23	65	62
Corrections Corp. of America REIT 5.000%, 10/15/22	46	48
Digital Realty Trust LP 3.400%, 10/1/20	100	103
3.950%, 7/1/22	45	46
Discover Financial Services 3.950%, 11/6/24	75	75
DuPont Fabros Technology LP 5.875%, 9/15/21	46	48
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	116	115
First Niagara Financial Group, Inc. 6.750%, 3/19/20(2)	130	146
FS Investment Corp. 4.250%, 1/15/20	85	86

	PAR VALUE	VALUE
Financials—continued
Genworth Holdings, Inc. 4.900%, 8/15/23	$50	$ 36
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/20	60	64
4.375%, 4/15/21	5	5
5.375%, 4/15/26	15	16
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	85	87
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	40	39
Hospitality Properties Trust 4.500%, 3/15/25	125	122
iStar Financial, Inc. 5.000%, 7/1/19	78	76
Kilroy Realty LP 4.375%, 10/1/25(2)	75	79
Manulife Financial Corp. 4.150%, 3/4/26	110	115
McGraw Hill Financial, Inc. 3.300%, 8/14/20	53	55
Morgan Stanley 4.350%, 9/8/26	110	114
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	25	27
National Retail Properties, Inc. 4.000%, 11/15/25	35	36
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	46	41
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(2)(4)(7)	200	208
Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/21	45	46
Select Income REIT 4.500%, 2/1/25(2)	100	96
Springleaf Finance Corp. 5.250%, 12/15/19	57	54
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(2)(4)	110	114

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Trinity Acquisition plc 3.500%, 9/15/21	$15	$ 15
4.400%, 3/15/26	40	41
Ventas Realty LP 4.125%, 1/15/26	80	84
Voya Financial, Inc. 5.650%, 5/15/53(6)	35	33
Welltower, Inc. 4.000%, 6/1/25	65	67

		3,524

Health Care—5.3%
AbbVie, Inc. 3.600%, 5/14/25	35	37
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	63	65
Acadia Healthcare Co., Inc. 144A 6.500%, 3/1/24(4)	5	5
Alere, Inc. 144A 6.375%, 7/1/23(4)	50	51
Centene Escrow Corp. 144A 5.625%, 2/15/21(4)	65	68
Change Healthcare Holdings, Inc. 144A 6.000%, 2/15/21(4)	42	43
CHS/Community Health Systems, Inc. 5.125%, 8/15/18	25	25
5.125%, 8/1/21	50	50
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	71	66
Endo Finance LLC / Endo Finco, Inc. 144A 5.875%, 1/15/23(4)	57	55
Express Scripts Holding Co. 3.300%, 2/25/21	10	10
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(4)	35	36
HCA, Inc. 6.500%, 2/15/20	39	43
5.375%, 2/1/25	95	97
5.250%, 6/15/26	45	47
JLL/Delta Dutch Pledgeco BV PIK 144A 8.750%, 5/1/20(4)(8)	60	59

	PAR VALUE	VALUE
Health Care—continued
Kinetic Concepts, Inc. / KCI USA, Inc. 144A 7.875%, 2/15/21(4)	$30	$ 32
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A 5.625%, 10/15/23(4)	95	89
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	50	52
Mylan NV 144A 3.000%, 12/15/18(4)	35	36
Owens & Minor, Inc. 3.875%, 9/15/21	20	21
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	65	67
Quorum Health Corp. 144A 11.625%, 4/15/23(4)	45	44
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	67	68
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	40	40
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	77	78
Tenet Healthcare Corp. 4.750%, 6/1/20	45	47
8.125%, 4/1/22	46	48
Tenet Healthcare Corp. 144A 4.134%, 6/15/20(4)(6)	25	25
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(4)	45	44
5.375%, 3/15/20(4)	30	27
7.250%, 7/15/22(4)	30	27
Zoetis, Inc. 3.450%, 11/13/20	20	21

		1,523

Industrials—6.4%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	57	60
ADT Corp./The 6.250%, 10/15/21	74	77

	PAR VALUE	VALUE
Industrials—continued
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	$70	$ 54
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	262	262
American Airlines Pass Through Trust 14-1, B 4.375%, 10/1/22	104	104
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	53	46
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	85	90
10.750%, 8/15/23(4)	45	48
Continental Airlines 2007-1 Class B Pass Through Trust 6.903%, 4/19/22	81	84
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	25	23
9.250%, 3/1/21(4)	50	41
Hawaiian Airlines 2013-1 Class B Pass Through Certificates 4.950%, 1/15/22	125	118
HD Supply, Inc. 144A 5.250%, 12/15/21(4)	100	105
5.750%, 4/15/24(4)	40	42
Masco Corp. 5.950%, 3/15/22	81	91
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(4)	75	81
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(4)	35	35
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A 9.250%, 5/15/23(4)	45	47
Standard Industries, Inc. 144A 5.125%, 2/15/21(4)	5	5
5.500%, 2/15/23(4)	15	16
TransDigm, Inc. 6.500%, 5/15/25	141	142

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 4/11/22	$118	$ 119
United Rentals North America, Inc. 5.500%, 7/15/25	42	42
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	126

		1,858

Information Technology—1.9%
Apple, Inc. 4.650%, 2/23/46	95	105
Dun & Bradstreet Corp./The 4.000%, 6/15/20	25	25
Fidelity National Information Services, Inc. 3.625%, 10/15/20	40	42
4.500%, 10/15/22	60	65
First Data Corp. 144A 5.000%, 1/15/24(4)	90	91
Hewlett Packard Enterprise Co. 144A 2.450%, 10/5/17(4)	30	30
2.850%, 10/5/18(4)	30	31
3.600%, 10/15/20(4)	5	5
4.900%, 10/15/25(4)	35	36
Verisk Analytics, Inc. 4.000%, 6/15/25	60	61
Western Digital Corp. 144A 7.375%, 4/1/23(4)	15	15
10.500%, 4/1/24(4)	35	34

		540

Materials—4.7%
Alpek SAB de CV 144A 5.375%, 8/8/23(2)(4)	200	213
ArcelorMittal 6.125%, 6/1/25	79	78
Berry Plastics Corp. 5.125%, 7/15/23	85	86
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 144A 6.000%, 6/15/17(4)	67	67

	PAR VALUE	VALUE
Materials—continued
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC 144A 6.500%, 5/15/21(4)	$50	$ 51
Cascades, Inc. 144A 5.500%, 7/15/22(4)	125	121
Cemex SAB de CV 144A 7.250%, 1/15/21(2)(4)	200	214
FMG Resources August 2006 Property Ltd. 144A 9.750%, 3/1/22(4)	40	42
Freeport-McMoRan, Inc. 3.550%, 3/1/22	85	71
3.875%, 3/15/23	285	239
Kaiser Aluminum Corp. 144A 5.875%, 5/15/24(4)	20	21
United States Steel Corp. 7.375%, 4/1/20	15	14
Vedanta Resources PLC 144A 8.250%, 6/7/21(4)	200	160

		1,377

Telecommunication Services—4.5%
Altice Financing SA 144A 6.625%, 2/15/23(4)	200	199
AT&T, Inc. 2.800%, 2/17/21	75	77
3.000%, 6/30/22	25	25
CenturyLink, Inc. 5.625%, 4/1/20	25	26
7.500%, 4/1/24	100	100
Crown Castle International Corp. 3.400%, 2/15/21	20	21
3.700%, 6/15/26	5	5
Frontier Communications Corp. 6.250%, 9/15/21	80	75
Frontier Communications Corp. 144A 10.500%, 9/15/22(4)	15	16
GTH Finance BV 144A 7.250%, 4/26/23(4)	200	202
Intelsat Jackson Holdings SA 7.250%, 4/1/19	20	16

	PAR VALUE	VALUE
Telecommunication Services—continued
Neptune Finco Corp. 144A 6.625%, 10/15/25(4)	$200	$ 215
Sprint Communications, Inc. 6.000%, 11/15/22	125	93
T-Mobile USA, Inc. 6.125%, 1/15/22	85	90
6.500%, 1/15/26	60	64
Windstream Corp. 7.750%, 10/15/20	106	96

		1,320

Utilities—2.3%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	95	101
Calpine Corp. 5.375%, 1/15/23	74	75
Dynegy, Inc. 7.375%, 11/1/22	160	159
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	100	115
NRG Yield Operating LLC 5.375%, 8/15/24	53	50
Southern Power Co. 4.150%, 12/1/25	90	94
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	70	61

		655

TOTAL CORPORATE BONDS (Identified Cost $16,454)		16,559

LOAN AGREEMENTS—10.4%
Consumer Discretionary—3.5%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	117	118
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 6.375%, 1/28/18(9)	44	42
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	113	107

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien 5.000%, 7/8/22	$96	$ 93
Delta 2 (Lux) S.a r.l (aka Formula One), Facility B3 4.750%, 7/30/21	85	84
Eldorado Resorts, Inc. 4.250%, 7/25/22	25	25
Graton Economic Developement Authority, Incremental Term Loan B 4.750%, 9/1/22	38	38
Infiltrator Water Technologies, LLC, Term Loan B 5.250%, 5/27/22	70	70
Laureate Education, Inc. 5.000%, 6/15/18	64	60
Mattress Holding Corp. 6.250%, 10/20/21	96	96
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	101	100
Staples, Inc. 4.750%, 1/28/22	175	176

		1,009

Consumer Staples—1.1%
Albertson’s LLC Term Loan B-4-1 5.500%, 8/25/21	110	110
Coty, Inc., Term Loan B 3.750%, 10/21/22	20	21
Galleria Co., Term Loan B 3.750%, 10/21/22	40	41
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	135	133
Pinnacle Foods Finance LLC, Tranche I 3.750%, 1/13/23	13	13

		318

	PAR VALUE	VALUE
Energy—0.4%
Chelsea Petroleum Products I LLC 5.250%, 7/22/22	$77	$ 75
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	80	54

		129

Financials—0.3%
Capital Automotive LP, Second Lien 6.000%, 4/30/20	90	90

Health Care—1.8%
21St Century Oncology Holdings, Inc. 6.500%, 4/30/22	26	23
American Renal Holdings Inc. Term Loan B 4.750%, 8/20/19	21	21
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	48	48
Inventiv Health, Inc. (fka Ventive Health, Inc.), Term Loan B-4 7.750%, 5/15/18	155	156
NVA Holdings, Inc., Second Lien 8.000%, 8/14/22	70	68
Onex TSG Holdings II Corp., First Lien 5.000%, 7/29/22	58	58
Quorum Health Term Loan B 0.000%, 4/12/22(10)	41	41
Surgery Center Holdings, Inc., First Lien 5.250%, 11/3/20	70	70
U.S. Renal Care, Inc., First Lien 5.250%, 12/30/22	29	29

		514

Industrials—1.3%
ADT Corp. (The) 0.000%, 4/21/22(10)	4	4
Brickman Group Ltd., LLC, Second Lien 7.500%, 12/17/21	75	74

	PAR VALUE	VALUE
Industrials—continued
DynCorp International, Inc. 6.250%, 7/7/16	$77	$ 75
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	119
Waste Industries USA, Inc. 4.250%, 2/27/20	99	100

		372

Information Technology—0.7%
First Data Corp. 2021 Extended Dollar Term Loan 4.439%, 3/24/21	113	114
MKS Instruments Term Loan B 0.000%, 4/19/23(10)	12	12
On Semiconductor Corp. 5.250%, 3/31/23	22	22
Presidio, Inc. 5.250%, 2/2/22	55	55

		203

Materials—0.5%
Huntsman International LLC Term Loan B 4.250%, 4/1/23	32	32
Polyone Corp. 3.750%, 11/11/22	37	37
PQ Corp. 0.000%, 10/27/22(10)	18	18
Univar USA, Inc. 4.250%, 7/1/22	55	54

		141

Telecommunication Services—0.3%
Virgin Media Investment Holdings Ltd., F Facility 3.649%, 6/30/23	85	85

Utilities—0.5%
APLP Holdings LTD. Partnership 6.000%, 4/13/23	85	85

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE
Utilities—continued
NRG Energy, Inc. 2.750%, 7/1/18	$59		$ 59

			144

TOTAL LOAN AGREEMENTS (Identified Cost $3,041)			3,005

	SHARES
PREFERRED STOCK—0.7%
Financials—0.7%
Bank of New York Mellon Corp.The 4.950%(6)	55	(11)	55
Citigroup, Inc. 6.250%	115	(11)	118
JPMorgan Chase & Co. 5.300%(6)	25	(11)	25
SunTrust Banks, Inc. 5.625%(6)	20	(11)	20

			218

TOTAL PREFERRED STOCK (Identified Cost $216)			218

AFFILIATED MUTUAL FUNDS—1.7%
Equity Funds—1.7%
Virtus Credit Opportunities Fund Class R6(12)	50,346		486

TOTAL AFFILIATED MUTUAL FUNDS
(Identified Cost $503)			486

TOTAL LONG TERM INVESTMENTS —96.1%
(Identified Cost $27,776)			$27,838

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(12)	189,555	$ 190

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $189)		190

TOTAL INVESTMENTS — 96.8%
(Identified Cost $27,965)		28,028	(1)

TOTAL INVESTMENTS — 96.8%
(Identified Cost $27,965)		$28,028
Other assets and liabilities, net — 3.2%		936

NET ASSETS — 100.0%		$28,964

Footnote Legend:

(1)     Federal Income Tax Information: For tax information at April 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)     All or a portion segregated as collateral for over-the-counter credit default swaps.

(3)     Security in default, no interest payments are being received.

(4)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $11,239 or 38.8% of net assets.

(5)     Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)     Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2016.

(7)     This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)    100% of the income received was in cash ..

(9)    Security in default, interest payments are being received during the bankruptcy proceedings.

(10)   This loan will settle after April 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(11)   Amount shown is par value.

(12)   Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available. Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

Country Weightings (Unaudited)†
United States	78%
Canada	3
Mexico	2
Luxembourg	2
Argentina	2
Netherlands	1
United Kingdom	1
Bermuda	1
Australia	1
Sweden	1
Sri Lanka	1
Mongolia	1
France	1
Guatemala	1
South Africa	1
Ghana	1
Peru	1
Cayman Islands	1
Total	100%
†% of total investments as of April 30, 2016

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

Centrally cleared credit default swap- buy protection(1) outstanding as of April 30, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	12/20/20	1,400	USD	$(48)	$(29)	$(19)
Total						$(48)	$(29)	$(19)

Over-the-counter credit default swap- sell protection(3) outstanding as of April 30, 2016 was as follows:
Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(20)	$(3)	$(17)
Total						$(20)	$(3)	$(17)

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i)receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii)receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc.	$100	$ —	CCC+

*The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 200	$ —	$ 200	$ —
Foreign Government Securities	1,836	—	1,836	—
Municipal Bonds	109	—	109	—
Mortgaged-Backed Securities	3,836	—	3,836	—
Asset-Backed Securities	1,589	—	1,589	—
Corporate Bonds	16,559	—	16,559	—
Loan Agreements	3,005	—	3,005	—
Equity Securities:
Preferred Stock	218	—	218	—
Affiliated Mutual Funds	486	486	—	—
Short-Term Investments	190	190	—	—

Total Assets	28,028	676	27,352	—

Liabilities:

Over-the-Counter Credit Default Swaps	(20)	—	(20)	—
Exchange Traded Credit Default Swaps	(48)	—	(48)	—

Total Liabilities	$ (68)	$ —	$ (68)	$ —

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

Loan Agreements
Investments in Securities

Balance as of October 31, 2015	$ 95
Accrued discount/(premium)	— (a)
Realized gain (loss)	(11)
Change in unrealized appreciation (depreciation)	8
Purchases	—
Sales	(92)
Transfers into Level 3	—
Transfers from Level 3	—
Paydowns	—

Balance as of April 30, 2016	$ —

Footnote Legend:

(a) Amount is less than $500.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Virtus Credit Opportunities Fund		Virtus Multi-Strategy Target Return Fund	Virtus Select MLP and Energy Fund		Virtus Strategic Income Fund
Assets
Investment in securities at value(1)	$109,385		$116,625	$4,600		$27,542
Investment in affiliated funds at value(2)	—		—	—		486
Foreign currency at value(3)	647		1,899	—		—
Cash	64		—	—		244
Cash pledged for futures contracts	—		693	—		—
Cash pledged as collateral for swaps	1,080		—	—		1
Cash pledged as collateral for securities sold short and options	319		—	—		107
Deposits with prime broker	4,525		—	—		68
Variation margin receivable on swaps	—		945	—		150
Variation margin receivable on futures contracts	—		71	—		—
Swaps at value(6)(8)	920		1,450	—		—
Unrealized appreciation on forward foreign currency exchange contracts	53		14	—		—
Receivables
Investment securities sold	39		—	25		1,002
Fund shares sold	—		938	5		10
Dividends and interest receivable	768		153	25		313
From adviser	—		—	7		—	(a)
Prepaid expenses	64		60	14		24

Total assets	117,864		122,848	4,676		29,947

Liabilities
Written options at value(4)	—		543	—		—
Securities sold short at value(5)	5,158		—	—		—
Dividends and interest payable for securities sold short	5		—	—		—
Variation margin payable on futures contracts	—		61	—		—
Swaps at value (7)(9)	—		422	—		68
Payable to broker	670		—	—		—
Unrealized depreciation on forward foreign currency exchange contracts	219		533	—		—
Payables
Fund shares repurchased	—		526	—		1
Investment securities purchased	17,644		570	43		855
Investment advisory fee	24		84	—		—
Distribution and service fees	—	(a)	6	—	(a)	1
Administration and sub-administration fees	13		13	2		12
Transfer agent fees and expenses	3		3	—	(a)	1
Trustees’ fees and expenses	—		5	—	(a)	1
Professional fees	13		29	22		35
Other accrued expenses	20		11	1		9

Total liabilities	23,769		2,806	68		983

Net Assets	$94,095		$120,042	$4,608		$28,964

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$97,387		$122,881	$5,117		$29,807
Accumulated undistributed net investment income (loss)	(311)		(542)	(2)		85
Accumulated undistributed net realized gain (loss)	(2,036)		(1,792)	(131)		(955)
Net unrealized appreciation (depreciation) on investments	(945)		(505)	(376)		27

Net Assets	$94,095		$120,042	$4,608		$28,964

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

April 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Virtus Credit Opportunities Fund	Virtus Multi-Strategy Target Return Fund	Virtus Select MLP and Energy Fund	Virtus Strategic Income Fund
Class A
Net asset value (net assets/shares outstanding) per share*	$9.66	$9.68	$8.96	$9.71
Maximum offering price per share NAV/(1-5.75%) (NAV/(1-3.75%) for Strategic Income)	$10.43	$10.27	$9.51	$10.09
Shares of beneficial interest outstanding, no par value, unlimited authorization	24,740	609,950	17,885	72,323
Net Assets	$239	$5,903	$160	$702

Class C
Net asset value (net assets/shares outstanding) and offering price per share*	$9.65	$9.63	$8.94	$9.70
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,384	556,968	11,494	126,574
Net Assets	$148	$5,362	$103	$1,228

Class I
Net asset value (net assets/shares outstanding), offering price and redemption per share	$9.66	$9.70	$8.97	$9.70
Shares of beneficial interest outstanding, no par value, unlimited authorization	32,616	11,216,628	484,542	2,787,017
Net Assets	$315	$108,777	$4,345	$27,034

Class R6
Net asset value (net assets/shares outstanding), offering price and redemption per share	$9.66	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,663,890	—	—	—
Net Assets	$93,393	$—	$—	$—

(1) Investment in unaffiliated securities at cost	$110,201	$117,594	$4,976	$27,462
(2) Investment in affiliated funds at cost	—	—	—	503
(3) Foreign currency at cost	643	1,875	—	—
(4) Proceeds from written options	—	(880)	—	—
(5) Proceeds from securities sold short	(4,729)	—	—	—
(6) Includes premiums paid on over-the-counter swaps	458	—	—	—
(7) Includes premiums received on over-the-counter swaps	—	—	—	(3)
(8) Includes premiums paid on centrally cleared credit default swaps	—	268	—	—
(9) Includes premiums received on centrally cleared credit default swaps	—	—	—	(29)

* Redemption price per share is equal to the Net Asset Value per share, less any applicable contingent deferred sales charges.

Footnote Legend:

(a)    Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

($ reported in thousands)

	Virtus Credit Opportunities Fund		Virtus Multi- Strategy Target Return Fund	Virtus Select MLP and Energy Fund		Virtus Strategic Income Fund
Investment Income
Dividends	$69		$128	$100		$1
Less return of capital distributions (Note 2C)	—		—	(46)		—
Dividend income from affiliated funds	—		—	—		10
Interest	1,654		180	—		735
Foreign taxes withheld	—		(32)	(1)		—

Total investment income	1,723		276	53		746

Expenses
Investment advisory fees	352		566	20		114
Distribution and service fees, Class A	—	(1)	5	—	(1)	2
Distribution and service fees, Class C	1		13	—	(1)	4
Administration fees	47		44	2		14
Sub-administration fees	46		48	46		46
Transfer agent fees and expenses	21		25	1		9
Registration fees	40		29	27		23
Printing fees and expenses	19		17	1		6
Custodian fees.	3		4	1		6
Professional fees	42		49	21		30
Trustees’ fees and expenses	45		27	2		14
Miscellaneous expenses	50		29	3		15

Total expenses	666		856	124		283

Dividend expense on securities sold short	50		—	—		—

Interest expense on securities sold short	4		—	—		—

Total expenses, including dividend and interest expense on securities sold short	720		856	124		283

Less expenses reimbursed and/or waived by investment adviser	(162)		(163)	(62)		(116)
Less expenses waived by sub-administrator	(16)		(17)	(36)		—

Net expenses	542		676	26		167

Net investment income (loss)	1,181		(400)	27		579

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,388)		(640)	(131)		(605)
Net realized gain (loss) on foreign currency transactions	(23)		(524)	—		15
Net realized gain (loss) on futures	—		(552)	—		—
Net realized gain (loss) on written options	—		25	—		(127)
Net realized gain (loss) on swaps	(159)		337	—		(66)
Net change in unrealized appreciation (depreciation) on investments	574		(795)	(263)		586
Net change in unrealized appreciation (depreciation) on securities sold short	(429)		—	—		—
Net change in unrealized appreciation (depreciation) on foreign currency transactions .	(124)		(493)	—		(6)
Net change in unrealized appreciation (depreciation) on futures	—		(374)	—		—
Net change in unrealized appreciation (depreciation) on written options	—		242	—		(4)
Net change in unrealized appreciation (depreciation) on swaps	458		508	—		20

Net gain (loss) on investments	(1,091)		(2,266)	(394)		(187)

Net increase (decrease) in net assets resulting from operations	$90		$(2,666)	$(367)		$392

Footnote Legend:

(1)    Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Virtus Credit Opportunities Fund			Virtus Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2016 (Unaudited)	From Inception June 5, 2015 to October 31, 2015		Six Months Ended April 30, 2016 (Unaudited)	From Inception July 20, 2015 to October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,181	$732		$(400)	$(166)
Net realized gain (loss)	(1,570)	(498)		(1,354)	(23)
Net change in unrealized appreciation (depreciation)	479	(1,424)		(912)	407

Increase (decrease) in net assets resulting from operations	90	(1,190)		(2,666)	218

From Distributions to Shareholders
Net investment income, Class A	(3)	—	(1)	(3)	—
Net investment income, Class C	(2)	—	(1)	(1)	—
Net investment income, Class I	(5)	(1)		(106)	—
Net investment income, Class R6	(1,701)	(480)		—	—
Net realized short-term gains, Class A	—	—		(6)	—
Net realized short-term gains, Class C	—	—		(3)	—
Net realized short-term gains, Class I	—	—		(200)	—
Net realized short-term gains, Class R6	—	—		—	—
Net realized long-term gains, Class A	—	—		(2)	—
Net realized long-term gains, Class C	—	—		(1)	—
Net realized long-term gains, Class I	—	—		(69)	—
Net realized long-term gains, Class R6	—	—		—	—

Decrease in net assets from distributions to shareholders	(1,711)	(481)		(391)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	142	101		5,186	854
Change in net assets from share transactions, Class C	52	100		5,019	444
Change in net assets from share transactions, Class I	169	151		58,258	53,120
Change in net assets from share transactions, Class R6	(998)	97,670		—	—

Increase (decrease) in net assets from share transactions	(635)	98,022		68,463	54,418

Net increase (decrease) in net assets	(2,256)	96,351		65,406	54,636
Net Assets
Beginning of period	96,351	—		54,636	—

End of period	$94,095	$96,351		$120,042	$54,636

Accumulated undistributed net investment income (loss) at end of period	$(311)	$219		$(542)	$(32)

Footnote Legend:

(1)     Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Virtus Select MLP and Energy Fund			Virtus Strategic Income Fund
	Six Months Ended April 30, 2016 (Unaudited)		From Inception September 9, 2015 to October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$27		$8	$579	$1,097
Net realized gain (loss)	(131)		—	(783)	(14)
Net change in unrealized appreciation (depreciation)	(263)		(113)	596	(551)

Increase (decrease) in net assets resulting from operations	(367)		(105)	392	532

From Distributions to Shareholders
Net investment income, Class A	(1)		—	(28)	(28)
Net investment income, Class C	—	(1)	—	(13)	(7)
Net investment income, Class I	(36)		—	(523)	(1,036)

Decrease in net assets from distributions to shareholders	(37)		—	(564)	(1,071)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	64		104	(1,125)	1,772
Change in net assets from share transactions, Class C	13		100	871	248
Change in net assets from share transactions, Class I	36		4,800	671	2,298

Increase in net assets from share transactions	113		5,004	417	4,318

Net increase (decrease) in net assets	(291)		4,899	245	3,779
Net Assets
Beginning of period	4,899		—	28,719	24,940

End of period	$4,608		$4,899	$28,964	$28,719

Accumulated undistributed net investment income (loss) at end of period	$(2)		$8	$85	$70

Footnote Legend:

(1)    Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term and Long- term Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses (including dividend expense on securities sold short and interest expense on securities sold short after expense waivers and reimbursements) to Average Net Assets(3)		Ratio of Total Expenses (before expense waivers and reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Virtus Credit Opportunities Fund
Class A
04/30/16(7)	$9.83	$0.10	$(0.11)	$(0.01)	$(0.16)	$—	$(0.16)	$(0.17)	$9.66	(0.04	)%(4)	$239	1.50	%(5)	1.84	%(5)	2.17	%(5)	35	%(4)
10/31/15(8)	10.00	0.06	(0.19)	(0.13)	(0.04)	—	(0.04)	(0.17)	9.83	(1.29	)(4)	99	1.35	(5)	1.77	(5)	1.59	(5)	21	(4)
Class C
04/30/16(7)	9.82	0.07	(0.11)	(0.04)	(0.13)	—	(0.13)	(0.17)	9.65	(0.36	)(4)	148	2.25	(5)	2.58	(5)	1.42	(5)	35	(4)
10/31/15(8)	10.00	0.03	(0.19)	(0.16)	(0.02)	—	(0.02)	(0.18)	9.82	(1.62	)(4)	98	2.10	(5)	2.52	(5)	0.84	(5)	21	(4)
Class I
04/30/16(7)	9.83	0.12	(0.11)	0.01	(0.18)	—	(0.18)	(0.17)	9.66	(0.08	)(4)	315	1.25	(5)	1.59	(5)	2.42	(5)	35	(4)
10/31/15(8)	10.00	0.07	(0.19)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21	)(4)	149	1.10	(5)	1.53	(5)	1.84	(5)	21	(4)
Class R6
04/30/16(7)	9.83	0.12	(0.11)	0.01	(0.18)	—	(0.18)	(0.17)	9.66	(0.08	)(4)	93,393	1.15	(5)	1.53	(5)	2.52	(5)	35	(4)
10/31/15(8)	10.00	0.08	(0.20)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21	)(4)	96,005	1.04	(5)	1.52	(5)	1.90	(5)	21	(4)
Virtus Multi-Strategy Target Return Fund
Class A
4/30/16(7)	$10.02	$(0.05)	$(0.23)	$(0.28)	$(0.02)	$(0.04)	$(0.06)	$(0.34)	$9.68	(2.81	)%(4)	$5,903	1.76	%(5)(9)	2.16	%(5)	(1.12	)%(5)	135	%(4)
10/31/15(10)	10.00	(0.04)	0.06	0.02	—	—	—	0.02	10.02	0.20	(4)	863	1.80	(5)	4.07	(5)	(1.40	)(5)	1	(4)
Class C
4/30/16(7)	10.00	(0.09)	(0.23)	(0.32)	(0.01)	(0.04)	(0.05)	(0.37)	9.63	(3.16	)(4)	5,362	2.50	(5)(9)	2.91	(5)	(1.86	)(5)	135	(4)
10/31/15(10)	10.00	(0.06)	0.06	—	—	—	—	—	10.00	0.00	(4)	448	2.55	(5)	4.63	(5)	(2.15	)(5)	1	(4)
Class I
4/30/16(7)	10.03	(0.04)	(0.23)	(0.27)	(0.02)	(0.04)	(0.06)	(0.33)	9.70	(2.70	)(4)	108,777	1.51	(5)(9)	1.93	(5)	(0.87	)(5)	135	(4)
10/31/15(10)	10.00	(0.03)	0.06	0.03	—	—	—	0.03	10.03	0.30	(4)	53,325	1.55	(5)	3.24	(5)	(1.15	)(5)	1	(4)
Virtus Select MLP and Energy Fund
Class A
4/30/16(7)	$9.79	$0.04	$(0.80)	$(0.76)	$(0.07)	$—	$(0.07)	$(0.83)	$8.96	(7.68	)%(4)	$160	1.56	%(5)	6.43	%(5)	1.08	%(5)	13	%(4)
10/31/15(11)	10.00	0.01	(0.22)	(0.21)	—	—	—	(0.21)	9.79	(2.10	)(4)	102	1.55	(5)	10.70	(5)	1.00	(5)	0	(4)
Class C
04/30/16(7)	9.78	0.02	(0.81)	(0.79)	(0.05)	—	(0.05)	(0.84)	8.94	(8.05	)(4)	103	2.30	(5)	7.15	(5)	0.34	(5)	13	(4)
10/31/15(11)	10.00	— (6)	(0.22)	(0.22)	—	—	—	(0.22)	9.78	(2.20	)(4)	98	2.30	(5)	11.41	(5)	0.25	(5)	0	(4)
Class I
4/30/16(7)	9.79	0.05	(0.80)	(0.75)	(0.07)	—	(0.07)	(0.82)	8.97	(7.51	)(4)	4,345	1.30	(5)	6.15	(5)	1.34	(5)	13	(4)
10/31/15(11)	10.00	0.02	(0.23)	(0.21)	—	—	—	(0.21)	9.79	(2.10	)(4)	4,699	1.30	(5)	10.41	(5)	1.25	(5)	0	(4)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term and Long- term Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses (after expense waivers and reimbursements) to Average Net Assets		Ratio of Total Expenses (before expense waivers and reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Virtus Strategic Income Fund
Class A
4/30/16(7)	$9.75	$0.22	$(0.08)	$0.14	$(0.18)	$—	$(0.18)	$(0.04)	$9.71	1.35	%(4)	$702	1.38	%(5)	2.19	%(5)	3.87	%(5)	52	%(4)
10/31/15	9.95	0.38	(0.20)	0.18	(0.38)	—	(0.38)	(0.20)	9.75	1.91		1,886	1.40		2.42		3.91		97
10/31/14(12)	10.00	0.03	(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.33	)(4)	119	1.40	(5)	3.71	(5)	1.84	(5)	83	(4)
Class C
04/30/16(7)	9.75	0.10	(0.01)	0.09	(0.14)	—	(0.14)	(0.05)	9.70	0.98	(4)	1,228	2.14	(4)	2.96	(4)	3.10	(4)	52	(5)
10/31/15	9.95	0.31	(0.21)	0.10	(0.30)	—	(0.30)	(0.20)	9.75	1.06		337	2.14		3.15		3.17		97
10/31/14(12)	10.00	0.02	(0.06)	(0.04)	(0.01)	—	(0.01)	(0.05)	9.95	(0.43	)(4)	100	2.15	(5)	4.85	(5)	1.09	(5)	83	(4)
Class I
4/30/16(7)	9.75	0.19	(0.05)	0.14	(0.19)	—	(0.19)	(0.05)	9.70	1.47	(4)	27,034	1.13	(4)	1.95	(4)	4.11	(4)	52	(5)
10/31/15	9.95	0.41	(0.21)	0.20	(0.40)	—	(0.40)	(0.20)	9.75	2.07		26,496	1.14		2.16		4.17		97
10/31/14(12)	10.00	0.03	(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.29	)(4)	24,721	1.15	(5)	3.85	(5)	2.09	(5)	83	(4)

Footnote Legend

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Credit Opportunities Fund for Class A is 1.35%, for Class C is 2.10%, for Class I is 1.10% and for Class R6 is 1.04% for the six months ended April 30, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than $0.005 or 0.005%.
(7)	Unaudited.
(8)	Inception date June 5, 2015.
(9)	Ratio shown is a blended expense ratio due to expense limit change (See Note 4).
(10)	Inception date July 20, 2015.
(11)	Inception date September 9, 2015.
(12)	Inception date September 8, 2014.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of seven funds, of which four (each a “Fund”) are reported in this semiannual report. Each fund is non-diversified (with the exception of Strategic Income Fund, which is diversified) and has a distinct investment objective outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Credit Opportunities Fund	Total return with a secondary objective of income
Multi-Strategy Target Return Fund	Long-term total return
Select MLP and Energy Fund	Total return with a secondary objective of income
Strategic Income Fund	Seeking total return comprised of income and capital appreciation

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

The Credit Opportunities Fund also offers Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% (up to 3.75% for Strategic Income Fund) with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived In certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

● Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

● Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Realized gains and losses from sales of securities for the Credit Opportunities Fund and Strategic Income Fund are determined on the highest-in, first-out basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT and MLP investments is recorded using Management’s estimate of the percentage of income included in distributions received from such investments based on historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments (i.e. a return of capital) or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

C. Investment Income and Return of Capital Estimates

The Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital

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April 30, 2016 (Unaudited)

distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended April 30, 2016, the Fund estimated that 82% of the MLP distributions received would be treated as a return of capital.

D. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

E. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date and distributed quarterly for the Credit Opportunities Fund, semi-annually for the Multi-Strategy Target Return Fund and Select MLP and Energy Fund and monthly for the Strategic Income Fund. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

G. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Credit Opportunities Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

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April 30, 2016 (Unaudited)

J. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 3. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

During the fiscal period, Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

During the fiscal period, Credit Opportunities Fund, Multi-Strategy Target Return Fund and Strategic Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value”. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility. Strategic Income Fund pursued an option income strategy whereby it purchased and sold out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow in pursuit of additional yield.

The Funds had transactions in written options during the six months ended April 30, 2016 as follows ($ reported in 000s):

	Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2015	190,215	$ 625
Options written	379,950	1,011
Options closed	(203,650)	(738)
Options expired	(515)	(18)
Options exercised	—	—

Options outstanding at April 30, 2016	366,000	$ 880

	Strategic Income Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2015	86	$ 19
Options written	386	93
Options closed	(341)	(90)
Options expired	(131)	(22)

Options outstanding at April 30, 2016	—	$ —

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

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April 30, 2016 (Unaudited)

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the fiscal period, Credit Opportunities Fund, Multi-Strategy Target Return Fund and Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps –Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

During the fiscal period, Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

During the fiscal period, Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the fiscal period, Multi-Strategy Target Return Fund utilized variances swaps to capitalize on volatility in the equity markets.

The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2016:

	Fair Values of Derivative Financial Instruments as of April 30, 2016

	Derivative Assets

		Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value

Interest rate contracts	Net unrealized appreciation (depreciation) on investments[1] Investment in securities at value[2] ; Swaps at value	$ —	$2,969	$ —

Foreign currency exchange contracts	Net unrealized appreciation (depreciation) on investments[1]; Investment in securities at value[2]; Unrealized appreciation on forward foreign currency exchange contracts	53	1,486	—

Equity contracts	Net unrealized appreciation (depreciation) on investments[1]; Investment in securities at value[2]; Swaps at value	—	3,225	—

Commodity contracts	Net unrealized appreciation (depreciation) on investments[1]	—	—	—

Credit contracts	Swaps at value	920	401	—

Total		$973	$8,081	$ —

1 Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments.

For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

2 Includes purchased options and swaptions at value as reported in the Schedules of Investments.

	Fair Values of Derivative Financial Instruments as of April 30, 2016

	Derivative Liabilities

		Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value

Interest rate contracts	Swaps at value	$ —	$332	$ —

Foreign currency exchange contracts	Written options at value, Unrealized depreciation on forward foreign currency exchange contracts	219	1,076	—

Equity contracts	Net unrealized appreciation (depreciation) on investments[1]; Swaps at value	—	450	—

Commodity contracts	Net unrealized appreciation (depreciation) on investments[1]	—	—	—

Credit contracts	Swaps at value	—	—	68

Total		$219	$1,858	$68

1Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments.

For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended April 30, 2016
Net Realized Gain (Loss) From
	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[5]	$ —	$ (579)	$ —
Swaps[4]	—	224	—
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	(59)	(358)	15
Purchased options[2]	—	(263)	—
Purchased swaptions[2]	—	376	—
Written options[3]	—	7	—
Equity contracts:
Futures contracts[5]	—	27	—
Purchased options[2]	86	(864)	(17)
Written options[3]	—	18	(127)
Swaps[4]	—	183	—
Credit contracts:
Swaps[4]	(159)	(70)	(66)

Total	$(132)	$(1,299)	$(195)

[1]Included in net realized gain (loss) on foreign currency transactions within the Statement of Operations.

[2]Included in net realized gain (loss) on investments within the Statement of Operations.

[3]Included in net realized gain (loss) on written options within the Statement of Operations.

[4]Included in net realized gain (loss) on swaps within the Statement of Operations.

[5]Included in net realized gain (loss) on futures within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended April 30, 2016
Net Change in Unrealized Appreciation/(Depreciation) on
	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[5]	$—	$ 387	$ —
Purchased swaptions[2]	—	(411)	—
Swaps[4]	—	248	—
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	(128)	(513)	(6)
Purchased options[2]	—	(791)	1
Written options[3]	—	257	—
Equity contracts:
Futures contracts [5]	—	(761)	—
Purchased options[2]	—	514	—
Written options[3]	—	(15)	(4)
Swaps[4]	—	127	—
Credit contracts:
Swaps[4]	458	133	20

Total	$ 330	$(825)	$ 11

[1]Included in net change in unrealized appreciation (depreciation) on foreign currency transactions within the Statement of Operations.

[2]Included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

[3]Included in net change in unrealized appreciation (depreciation) on written options within the Statement of Operations.

[4]Included in net change in unrealized appreciation (depreciation) on swaps within the Statement of Operations.

[5]Included in net change in unrealized appreciation (depreciation) on futures within the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2016.

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund
Purchased Options[1]	$ —	$ 3,639	$ 2
Purchased Swaptions[1]	—	1,529	—
Written Options[2]	—	868	6
Futures Contracts-Long Positions[3]	—	429	—
Futures Contracts-Short Positions[3]	—	(536)	—
Forward Foreign Currency Exchange Purchase Contracts[4]	1,579	5,519	127
Forward Foreign Currency Exchange Sale Contracts[5]	5,437	25,429	267
Interest Rate Swap Agreements[6]	—	262,015	—
Credit Default Swap Agreements - Buy Protection[6]	4,010	—	1,867
Credit Default Swap Agreements - Sell Protection[6]	—	3,833	100
Total Return Swap Agreements[6]	—	2,420	—
Inflation Swap Agreements[6]	—	25,134	—
Variance Swap Agreements[6]	—	208	—
Centrally Cleared Interest Rate[6]	—	49,178	—

1Average premiums paid for the period.

2Average premiums received for the period.

3Average unrealized for the period.

4Average value at trade date payable.

5Average value at settlement date receivable.

6Notional.

  E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

F. Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2016, the Funds’ derivative assets and liabilities (by type) are as follows:
	Credit Opportunities Fund		Multi-Strategy Target Return Fund		Strategic Income Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial
Instruments:
Futures contracts	$—	$—	$71	$61	$—	$—
Forward foreign currency exchange contracts	53	219	14	533	—	—
Swaps	462	—	1,182	422	—	36
Purchased options[1]	—	—	4,370	—	—	—
Purchased swaptions	—	—	2,025	—	—	—
Written options	—	—	—	543	—	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$515	$219	$7,662	$1,559	$—	$36

Derivatives not subject to a MNA or similar agreement	—	—	(3,272)	(61)	—	(19)

Total assets and liabilities subject to a MNA	$515	$219	$4,390	$1,498	$—	$17

1 Includes purchased options at value as reported in the Schedule of Investments

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2016:

Credit Opportunities Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
JPMorgan Chase Bank N.A.	$515	$(219)	$—	$(296)	$—

Total	$515	$(219)	$—	$(296)	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
JPMorgan Chase Bank N.A.	$219	$(219)	$—	$—	$—

Total	$219	$(219)	$—	$—	$—

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Multi-Strategy Target Return Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
BNP Paribas	$1,011	$(437)	$—	$(180)	$394
Citibank	1,115	(288)	—	(827)	—
Deutsche Bank AG	1,523	—	—	(1,460)	63
Goldman Sachs & Co.	17	(17)	—	—	—
JPMorgan Chase Bank N.A.	97	(97)	—	—	—
Nomura Global Financial Products, Inc.	580	(555)	—	—	25
Societe Generale	47	(47)	—	—	—

Total	$4,390	$(1,441)	$—	$(2,467)	$482

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
BNP Paribas	$437	$(437)	$—	$—	$—
Citibank	288	(288)	—	—	—
Goldman Sach & Co.	68	(17)	—	—	51
JPMorgan Chase Bank N.A.	100	(97)	—	—	3
Nomura Global Financial Products, Inc.	555	(555)	—	—	—
Societe Generale	50	(47)	—	—	3

Total	$1,498	$(1,441)	$—	$—	$57

Strategic Income Fund
Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
JPMorgan Chase Bank N.A.	$17	$—	$—	$—	$17

Total	$17	$—	$—	$—	$17

      1 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

      2 Net amount represents the net amount receivable from the counterparty in the event of default.

      3 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

      4 Net amount represents the net amount payable due to the counterparty in the event of default.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Note 4. Investment Advisory Fee and Related Party Transactions

A. Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA”) is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets or managed assets of each Fund. “Managed assets” means the total assets of the Fund including any assets attributable to borrowings minus the Fund’s accrued liabilities other than such borrowings:

	All Assets	1st $5 Billion	$5+ Billion	Based upon
Credit Opportunities Fund	0.75%	— %	— %	Managed assets
Multi-Strategy Target Return Fund	—	1.30	1.25	Managed assets
Select MLP and Energy Fund	1.00	—	—	Managed assets
Strategic Income Fund	—	0.80	0.75	Managed assets

During the period covered by these financial statements, the Strategic Income Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Strategic Income Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $2. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B. Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser.

At April 30, 2016, Subadvisers with respect to the Funds they serve are as follows:

Subadviser
Fund	Aviva (1)	Duff & Phelps (2)	Newfleet (3)
Credit Opportunities Fund			X
Multi-Strategy Target Return Fund	X
Select MLP and Energy Fund		X
Strategic Income Fund			X

(1) Aviva Investors Americas LLC (“Aviva”)

(2) Duff & Phelps Investment Management Co. (“Duff & Phelps”) an indirect wholly-owned subsidiary of Virtus

(3) Newfleet Asset Management, LLC (“Newfleet”) an indirect wholly-owned subsidiary of Virtus

Out of its investment management fee, the Adviser pays each subadviser a subadvisory fee. For its services to the Credit Opportunities Fund and Strategic Income Fund, Newfleet receives as its Subadvisory fee 50% of the net investment management fee. For its services to the Select MLP and Energy Fund, Duff & Phelps receives as its Subadvisory fee 50% of the net investment management fee.

C. Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding front-end or contingent deferred loads, dividend and interest expenses, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets or net assets through the dates indicated below.

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

Fund	Class A	Class C	Class I	Class R6	Through Date
Credit Opportunities Fund	1.35%	2.10%	1.10%	1.04%	3/01/2017
Multi-Strategy Target Return Fund[1]	1.69	2.44	1.44	—	3/01/2017
Select MLP and Energy Fund	1.55	2.30	1.30	—	3/01/2017
Strategic Income Fund	1.40	2.15	1.15	—	3/01/2017

Footnote Legend:

1    Prior to March 11, 2016, the contractual expense limits were 1.80%, 2.55% and 1.55% for Class A shares, Class C shares and Class I shares, respectively.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations, or if none, the expense limitation in effect at the time of the waver or reimbursement. All or portion of the following Adviser-reimbursed expenses may be recaptured by the fiscal year ending:

	2017	2018
Credit Opportunities Fund	$—	$175
Multi-Strategy Target Return Fund	—	228
Select MLP and Energy Fund	—	52
Strategic Income Fund	86	215

D. Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2016, there were $11 in commissions for Class A shares and $0 and $1 in CDSC for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E. Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the six months ended April 30, 2016, the Funds incurred administration fees totaling $107 which are included in the Statements of Operations.

For the six months ended April 30, 2016, the Funds incurred sub-administration fees of $186 of which $69 was voluntarily waived by BNY Mellon which are included in the Statements of Operations.

For the six months ended April 30, 2016, the Funds incurred transfer agent fees totaling $56 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

F. Affiliated Shareholders

    At April 30, 2016, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Credit Opportunities Fund
Class A	10,214	$ 99
Class C	10,158	98
Class I	10,235	99
Class R6	9,320,288	90,034
Multi-Strategy Target Return Fund
Class A	10,060	$ 97
Class C	10,056	97
Class I	5,010,274	48,600
Select MLP and Energy Fund
Class A	10,087	$ 90
Class C	10,059	90
Class I	484,542	4,346
Strategic Income Fund
Class A	10,602	$ 103
Class C	10,475	102
Class I	2,640,464	25,613

G. Investments in Affiliates

A summary of the Strategic Income Fund’s total long-term and short-term purchases and sales of affiliated underlying funds during the six months ended April 30, 2016, is as follows:

	Value beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$ 647	$ —	$ 154	$ 486	$ 10	$ —

Total	$ 647	$ —	$ 154	$ 486	$ 10	$ —

Note 5. Purchase and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the six months ended April 30, 2016, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$26,540	$15,904
Multi-Strategy Target Return Fund	32,882	25,750
Select MLP and Energy Fund	1,129	534
Strategic Income Fund	12,739	12,967

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2016, were as follows:

	Purchases	Sales
Multi-Strategy Target Return Fund	$ 155	$ —
Strategic Income Fund	1,605	1,619

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Note 6. Capital Shares Transactions

  Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Credit Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)			From Inception June 5, 2015 to October 31, 2015
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	15		$ 139	10		$ 100
Reinvestment of distributions	—	(a)	3	—	(a)	1
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	15		$ 142	10		$ 101

Class C
Sale of shares	5		$ 50	10		$ 100
Reinvestment of distributions	—	(a)	2	—	(a)	—	(a)
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	5		$ 52	10		$ 100

Class I
Sale of shares	17		$ 164	15		$ 150
Reinvestment of distributions	—	(a)	5	—	(a)	1
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	17		$ 169	15		$ 151

Class R6
Sale of shares	—		$ —	9,788		$97,875
Reinvestment of distributions	76		735	49		479
Shares repurchased	(179)		(1,733)	(70)		(684)

Net Increase / (Decrease)	(103)		$ (998)	9,767		$97,670

	Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2016 (Unaudited)			From Inception July 20, 2015 to October 31, 2015
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	847		$ 8,317	86		$ 854
Reinvestment of distributions	1		11	—		—
Shares repurchased	(324)		(3,142)	—	(a)	—	(a)

Net Increase / (Decrease)	524		$ 5,186	86		$ 854

Class C
Sale of shares	547		$ 5,359	45		$ 444
Reinvestment of distributions	1		5	—		—
Shares repurchased	(36)		(345)	—		—

Net Increase / (Decrease)	512		$ 5,019	45		$ 444

Class I
Sale of shares	6,544		$64,502	5,317		$53,130
Reinvestment of distributions	37		362	—		—
Shares repurchased	(680)		(6,606)	(1)		(10)

Net Increase / (Decrease)	5,901		$58,258	5,316		$53,120

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

	Select MLP and Energy Fund
	Six Months Ended April 30, 2016 (Unaudited)				From Inception September 9, 2015 to October 31, 2015
	SHARES		AMOUNT		SHARES	AMOUNT
Class A
Sale of shares	8		$ 66		10	$ 104
Reinvestment of distributions	—	(a)	1		—	—
Shares repurchased	—	(a)	(3)		—	—

Net Increase / (Decrease)	8		$ 64		10	$ 104

Class C
Sale of shares	1		$ 13		10	$ 100
Reinvestment of distributions	—	(a)	—	(a)	—	—
Shares repurchased	—		—		—	—

Net Increase / (Decrease)	1		$ 13		10	$ 100

Class I
Sale of shares	—		$ —		480	$4,800
Reinvestment of distributions	5		36		—	—
Shares repurchased	—		—		—	—

Net Increase / (Decrease)	5		$ 36		480	$4,800

	Strategic Income Fund
	Six Months Ended April 30, 2016 (Unaudited)				Year Ended October 31, 2015
	SHARES		AMOUNT		SHARES	AMOUNT
Class A
Sale of shares	66		$ 625		295	$ 2,901
Reinvestment of distributions	3		27		3	27
Shares repurchased	(190)		(1,777)		(117)	(1,156)

Net Increase / (Decrease)	(121)		$(1,125)		181	$ 1,772

Class C
Sale of shares	96		$ 906		47	$ 468
Reinvestment of distributions	1		13		1	6
Shares repurchased	(5)		(48)		(23)	(226)

Net Increase / (Decrease)	92		$ 871		25	$ 248

Class I
Sale of shares	48		$ 463		197	$ 1,963
Reinvestment of distributions	55		520		105	1,033
Shares repurchased	(33)		(312)		(70)	(698)

Net Increase / (Decrease)	70		$ 671		232	$ 2,298

Footnote Legend:

(a)	Amount is less than $500.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Note 7. 10% Shareholders

As of April 30, 2016, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Credit Opportunities Fund#	72%	1*
Multi-Strategy Target Return Fund	41	1*
Select MLP and Energy Fund	98	1*
Strategic Income Fund	89	1*

Footnote Legend:

*	Shareholder account is affiliated.

#

A significant portion of the Credit Opportunities Fund is owned by Virtus Multi-Sector Short Term Bond Fund. The Virtus Multi-Sector Short Term Bond Fund does not invest in Credit Opportunities Fund for the purpose of exercising management or control; however the investments made by the Virtus Multi-Sector Short

Term Bond Fund within each of its principal investment strategies may represent a significant portion of Credit Opportunities Fund’s net assets. At April 30, 2016, the Virtus Multi-Sector Short Term Bond Fund was the owner of record of approximately 72% of the Credit Opportunities Fund.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note 10. Federal Income Tax Information

At April 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Credit Opportunities Fund - Investments	$110,201	$978	$(1,794)	$(816)
Credit Opportunities Fund - Short Sales	(4,729)	—	(429)	(429)
Multi-Strategy Target Return Fund - Investments	117,594	697	(1,666)	(969)
Multi-Strategy Target Return Fund - Written Options	(880)	337	—	337
Select MLP and Energy Fund - Investments	4,976	237	(613)	(376)
Strategic Income Fund - Investments	27,965	532	(469)	63

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales and passive activity losses.

Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

	Short-Term	Long-Term
Credit Opportunities Fund	$481	$ 12
Strategic Income Fund	171	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Credit Opportunities Fund	$350	$ —
Multi-Strategy Target Return Fund	313	70
Select MLP and Energy Fund	8	—
Strategic Income Fund	23	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes, disallowed expenses from short sales, swap income reclass and gain/loss reclass of forward contracts. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the period ended October 31, 2015 and 2014 was as follows:

		Ordinary Income	Long-Term Capital Gains	Total
Credit Opportunities Fund	2015	$481	$ —	$481
Strategic Income Fund	2015	1,071	—	1,071
	2014	49	—	49

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 12. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 13. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS STRATEGIC INCOME FUND (THE “FUND”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Strategic Income Fund (the “Fund”). At an in-person meeting held December 2, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VAIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VAIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VAIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent, and Quality of the Services

The Trustees received in advance of the Meeting information provided from VAIA and the Subadviser, including a completed questionnaire concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Fund’s subadviser, including (a) VAIA’s ability to select and monitor the subadviser; (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Fund; (e) VAIA’s supervision of the Fund’s other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS STRATEGIC INCOME FUND (THE “FUND”) BY THE BOARD OF TRUSTEES

regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VAIA’s focus on the Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended March 31, 2015.

The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the year-to-date period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VAIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee was the same as the median of its Expense Group, and the Fund’s net total expenses were below the median of its Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VAIA affiliate. In addition to the fees paid to VAIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VAIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonability of the fees payable by VAIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS STRATEGIC INCOME FUND (THE “FUND”) BY THE BOARD OF TRUSTEES

Economies of Scale

The Board received and discussed information concerning whether VAIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VAIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VAIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted that there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President,

    Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal

    Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and

    Chief Compliance Officer

Investment Adviser

Virtus Alternative Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Website	http://www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                              P.O. Box 9874

                Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8554	06-16

SEMIANNUAL REPORT

Virtus Alternative Income Solution Fund

Virtus Alternative Inflation Solution Fund

Virtus Alternative Total Solution Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six months ended April 30, 2016.

During the period, global equity markets continued to be challenged by falling oil prices, the economic slowdown in China, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the six months ended April 30, 2016, major U.S. equity markets had mixed performance, with moderate returns for the large-cap S&P 500® Index and Dow Jones Industrial AverageSM of 0.43% and 1.98%, respectively, and a 4.91% decline for the technology-heavy NASDAQ Composite Index®. By comparison, international equities, as measured by the MSCI EAFE® Index and MSCI Emerging Markets Index, had negative returns for the period despite a strong rebound in the last few months, particularly for emerging markets.

U.S. Treasuries were unsettled as well for much of the period, though demand for this “safe haven” asset eased in late March following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.83% on April 30, 2016, compared with 2.16% on October 31, 2015. For the six months ended April 30, 2016, the broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.82%, while non-investment grade bonds rose 2.37%, as measured by the Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

June 2016

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

1

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of November 1, 2015 to April 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested from November 1, 2015 through April 30, 2016 and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning
	Account
	Value	Ending	Annualized	Expenses Paid
	November	Account Value	Expense	During
	1, 2015	April 30, 2016	Ratio*	Period**
Virtus Alternative Income Solution Fund
Actual
Class A	$ 1,000.00	$934.86	2.51%	$ 12.07
Class C	1,000.00	931.40	3.26	15.65
Class I	1,000.00	935.63	2.27	10.92
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,012.38	2.51%	$ 12.56
Class C	1,000.00	1,008.65	3.26	16.28
Class I	1,000.00	1,013.58	2.27	11.36
Virtus Alternative Inflation Solution Fund
Actual
Class A	$ 1,000.00	$961.76	2.46%	$ 12.00
Class C	1,000.00	958.70	3.21	15.63
Class I	1,000.00	963.00	2.22	10.84
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,012.63	2.46%	$ 12.31
Class C	1,000.00	1,008.90	3.21	16.03
Class I	1,000.00	1,013.82	2.22	11.12
Virtus Alternative Total Solution Fund
Actual
Class A	$ 1,000.00	$949.75	2.85%	$ 13.82
Class C	1,000.00	946.90	3.59	17.38
Class I	1,000.00	952.22	2.59	12.57
Class R6	1,000.00	951.41	2.58	12.52
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$1,010.69	2.85%	$ 14.25
Class C	1,000.00	1,007.01	3.59	17.91
Class I	1,000.00	1,011.98	2.59	12.96
Class R6	1,000.00	1,012.03	2.58	12.91

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

2

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

An Index measures the U.S. investment-grade, fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

An index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A stock market index that shows how 30 large publicly owned companies based in the United States have traded during a standard trading session in the stock market. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange–Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI EAFE®Index

A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index

A free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A stock market index of the common stocks and similar securities (e.g. ADRs, tracking stocks, limited partner interests) listed on the NASDAQ stock market. The composition of the NASDAQ Composite is heavily weighted towards information technology companies. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges and it is not available for direct investment.

3

KEY INVESTMENT TERMS  (Continued)

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

4

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2016 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Alternative Income Solution Fund

Corporate Bonds		3%
Materials	2
Information Technology	1
Exchange-Traded Funds		1
Other (includes short-term investments)		96

Total		100%

Alternative Inflation Solution Fund
Other (includes short-term investments)	100%

Total	100%

Alternative Total Solution Fund
Corporate Bonds		2%
Information Technology	1
Materials	1
Other (includes short-term investments)		98

Total		100%

5

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.3%
Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A 5.000%, 7/1/33	$10	$ 5
8.000%, 7/1/35	95	62
5.250%, 7/1/37	5	3
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	330	27

		100

TOTAL MUNICIPAL BONDS (Identified Cost $107)		100

CORPORATE BONDS—2.9%
Industrials—0.0%
OAS Finance, Ltd. RegS 8.000%, 7/2/21(2)(3)	400	3
OAS Investments GmbH RegS 8.250%, 10/19/19(2)(3)	400	2

		5

Information Technology—1.0%
Everi Payments, Inc. 10.000%, 1/15/22	397	339

Materials—1.9%
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	812	686

TOTAL CORPORATE BONDS (Identified Cost $1,286)		1,030

	SHARES
RIGHTS—0.0%
Consumer Discretionary—0.0%
Caesars Entertainment Operating Company, Inc.(5)(6)(7)	28,128	—

TOTAL RIGHTS (Identified Cost $0)		—

	SHARES	VALUE
COMMON STOCKS—0.0%
Health Care—0.0%
New Millennium Holdco, Inc.(8)	544	$ 4

TOTAL COMMON STOCKS (Identified Cost $2)		4

EXCHANGE-TRADED FUNDS—0.8%
Exchange Traded Funds—0.8%
iShares MSCI Emerging Markets ETF(9)	9,000	310

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $296)		310

TOTAL LONG TERM INVESTMENTS — 4.0%
(Identified Cost $1,691)		1,444

SHORT-TERM INVESTMENTS—88.2%
Money Market Mutual Funds—88.2%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(9)	31,547,223	$ 31,547

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $31,547)		31,547

TOTAL INVESTMENTS — 92.2%
(Identified Cost $33,238)		32,991	(1)

TOTAL INVESTMENTS — 92.2%
(Identified Cost $33,238)		$ 32,991
Other assets and liabilities, net — 7.8%		2,788

NET ASSETS — 100.0%		$ 35,779

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2016, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(3)	Security in default, no interest payments are being received.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $686 or 1.9% of net assets.

(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(6)	Illiquid security. At April 30, 2016, these securities amounted to a value of $5 or 0.0% of net assets.

(7)	Non-income producing.

(8)	Illiquid security. At April 30, 2016, these securities amounted to a value of $4 or 0.0% of net assets.

(9)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETF	Exchange Traded Fund

See Notes to Financial Statements.

6

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2016 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Municipal Bonds	$ 100	$ —	$ 100	$ —
Corporate Bonds	1,030	—	1,025	5
Rights	—	—	—	—(a)
Equity Securities:
Common Stocks	4	—	—	4
Exchange-Traded Funds	310	310	—	—
Short-Term Investments	31,547	31,547	—	—

Total Assets	$32,991	$31,857	$1,125	$ 9

Footnote Legend:

(a) Includes internally fair valued securities currently priced at zero $0.

There were no transfers between Level and Level 2 related to securities held as of April 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Foreign Government Securities	Rights	Corporate Bonds	Common Stocks	Loan Agreement
Investments in Securities

Balance as of October 31, 2015	$ 393	$ 174	$ —	$ 147	$ —	$ 72
Accrued discount/(premium)	— (a)	— (a)	—	—	—	— (a)
Realized gain (loss)	(89)	(72)	—	(2)	—	(15)
Change in unrealized appreciation (depreciation)(b)	84	76	—	(1)	2	7
Purchases	2	—	—	—	2	—
Sales	(385)	(178)	—	(143)	—	(64)
Transfers into Level 3(c)	5	—	—	5 (d)	—	—
Transfers from Level 3	—	—	—	—	—	—
Paydowns	(1)	—	—	(1)	—	—

Balance as of April 30, 2016	$ 9	$ —	$ —(e)	$ 5 (f)	$ 4	$ —

Footnote Legend:

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2016 was zero $0.
(c)	“Transfers into and/or from” represent the ending value as of April 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfers are due to a decrease in trading activities at period end.
(e)	Includes internally fair valued securities currently priced at zero $0.
(f)	Includes fund investments that are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements.

7

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.2%
Puerto Rico—0.2%
Commonwealth of Puerto Rico, Series A 5.000%, 7/1/33	$ 5	$ 3
5.125%, 7/1/37	35	20
5.250%, 7/1/37	35	20
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	210	18

		64

TOTAL MUNICIPAL BONDS (Identified Cost $69)		64

	SHARES
COMMON STOCKS—0.0%
Health Care—0.0%
New Millennium Holdco, Inc.(2)	346	3

TOTAL COMMON STOCKS (Identified Cost $1)		3

RIGHTS—0.0%
Consumer Discretionary—0.0%
Caesars Entertainment Operating Company, Inc.(2)(3)(4)	18,459	—

TOTAL RIGHTS (Identified Cost $0)		—

	CONTRACTS
PURCHASED OPTIONS—0.0%
Call Options—0.0%
Call USD 68 versus Put EUR 70 Expiring 05/02/16 Strike price $1.03(5)	680	—

TOTAL PURCHASED OPTIONS (Identified Cost $15)		—

TOTAL LONG TERM INVESTMENTS — 0.2%
(Identified Cost $85)		67

	SHARES	Value
SHORT-TERM INVESTMENTS—97.3%
Money Market Mutual Funds—97.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(6)	28,076,762	$28,077

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $28,077)		28,077

TOTAL INVESTMENTS — 97.5%
(Identified Cost $28,162)		28,144	(1)

TOTAL INVESTMENTS — 97.5%
(Identified Cost $28,162)		$28,144
Other assets and liabilities, net — 2.5%		730

NET ASSETS — 100.0%		$28,874

Footnote Legend:

(1)    Federal Income Tax Information: For tax information at April 30, 2016, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2)    Illiquid security. At April 30, 2016, these securities amounted to a value of $3 or 0.0% of net assets.

(3)    Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(4)    Non-income producing.

(5)    Strike price not reported in thousands.

(6)    Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Currencies:
EUR	European Currency Unit
USD	United States Dollar

See Notes to Financial Statements.

8

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at April 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Municipal Bonds	$ 64	$ —	$ 64	$ —
Equity Securities:
Common Stocks	3	—	—	3
Rights	—	—	—	—(a)
Purchased Options	—	—	—	—
Short-Term Investments	28,077	28,077	—	—

Total Assets	$28,144	$28,077	$ 64	$ 3

Footnote Legend:

(a) Includes internally fair valued securities currently priced at zero $0.

There were no transfers between Level 1 and Level 2 related to securities held as of April 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds	Common Stocks	Loan Agreements	Rights
Investments in Securities

Balance as of October 31, 2015	$ 192	$ 147	$ —	$ 45	$ —
Accrued discount/(premium)	—	—	—	— (a)	—
Realized gain (loss)	(10)	(2)	—	(8)	—
Change in unrealized appreciation (depreciation)(b)	5	(1)	2	4	—
Purchases	6	—	1	5	—
Sales	(189)	(143)	—	(46)	—
Transfers into Level 3(c)	—	—	—	—	—
Transfers from Level 3(c)	—	—	—	—	—
Paydowns	(1)	(1)	—	—	—

Balance as of April 30, 2016	$ 3	$ —	$ 3(d)	$ —	$ —(e)

Footnote Legend:

(a)	Amount is less than $500.
(b)	The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2016 was $2.
(c)	“Transfers into and/or from” represent the ending value as of April 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	Includes fund investments that are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.
(e)	Includes internally fair valued securities currently priced at zero $0.

See Notes to Financial Statements.

9

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.2%
Puerto Rico—0.2%
Commonwealth of Puerto Rico, Series A 5.000%, 7/1/33	$10	$ 6
8.000%, 7/1/35	110	71
5.125%, 7/1/37	10	6
5.250%, 7/1/37	5	3
5.000%, 7/1/41	15	9
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	230	19

		114

TOTAL MUNICIPAL BONDS (Identified Cost $143)		114

CORPORATE BONDS—2.1%
Industrials—0.0%
OAS Finance, Ltd. RegS 8.000%, 7/2/21 (2)(3)	400	3
OAS Investments GmbH RegS 8.250%, 10/19/19(2)(3)	470	2

		5

Information Technology—1.2%
Everi Payments, Inc. 10.000%, 1/15/22	887	759

Materials—0.9%
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	631	533

TOTAL CORPORATE BONDS (Identified Cost $1,558)		1,297

	SHARES
COMMON STOCKS—0.0%
Health Care—0.0%
New Millennium Holdco, Inc.(5)	645	5

TOTAL COMMON STOCKS (Identified Cost $2)		5

	SHARES	VALUE
RIGHTS—0.0%
Consumer Discretionary—0.0%
Caesars Entertainment Operating Company, Inc.(5)(6)(7)	23,733	$ —

TOTAL RIGHTS (Identified Cost $0)		—

TOTAL LONG TERM INVESTMENTS — 2.3%
(Identified Cost $1,703)		1,416

SHORT-TERM INVESTMENTS—91.9%
Money Market Mutual Funds—91.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.420%)(8)	56,796,135	56,796

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $56,796)		56,796

TOTAL INVESTMENTS — 94.2%
(Identified Cost $58,499)		$58,212	(1)
Other assets and liabilities, net — 5.8%		3,586

NET ASSETS — 100.0%		$61,798

Footnote Legend:

(1) Federal Income Tax Information: For tax information at April 30, 2016, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

(2) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(3) Security in default, no interest payments are being received.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to a value of $533 or 0.9% of net assets.

(5) Illiquid security. At April 30, 2016, these securities amounted to a value of $5 or 0.0% of net assets.

(6) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(7) Non-income producing.

(8)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

See Notes to Financial Statements.

10

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

Futures contracts as of April 30,2016 were as follows:

		Contracts		Unrealized
Issue	Expiration	Purchased/(Sold)	Notional Value	Appreciation/(Depreciation)
LME Copper Future	June 2016	5	$ 632	$ 13
LME Copper Future	June 2016	(5)	(632)	(45)
LME Primary Aluminum Futures	June 2016	5	210	13
LME Primary Aluminum Futures	June 2016	(5)	(210)	(21)
LME Zinc	June 2016	4	194	16
LME Zinc	June 2016	(4)	(194)	(17)

Total				$ (41)

  Forward foreign currency exchange contracts as of April 30, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD *	1,477	USD	1,100	Bank of America N.A.	6/17/16	$ 21
CAD *	1,476	USD	1,111	Bank of America N.A.	6/17/16	66
CHF*	1,116	USD	1,161	Bank of America N.A.	6/17/16	5
EUR *	102,131	USD	116,632	Bank of America N.A.	6/17/16	495
GBP *	1,091	USD	1,566	Bank of America N.A.	6/17/16	29
JPY*	91,887	USD	813	Bank of America N.A.	6/17/16	51
MXN *	9,189	USD	525	Bank of America N.A.	6/17/16	7
NZD *	521	USD	346	Bank of America N.A.	6/17/16	16
USD *	1,128	AUD	1,477	Bank of America N.A.	6/17/16	8
USD *	1,126	CAD	1,476	Bank of America N.A.	6/17/16	(50)
USD *	1,136	CHF	1,116	Bank of America N.A.	6/17/16	(30)
USD *	116,624	EUR	102,131	Bank of America N.A.	6/17/16	(504)
USD *	1,562	GBP	1,091	Bank of America N.A.	6/17/16	(33)
USD *	819	JPY	91,887	Bank of America N.A.	6/17/16	(45)
USD *	511	MXN	9,189	Bank of America N.A.	6/17/16	(21)
USD *	348	NZD	521	Bank of America N.A.	6/17/16	(15)
Total						$ — (a)

Footnote Legend:

(a) Amount is less than $500.

* Non deliverable forward. See Note 3B in the Notes to Financial Statements.

See Notes to Financial Statements.

11

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2016 (See Security Valuation Note 2B in the Notes to Financial Statements):

			Level 2	Level 3
	Total		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	April 30, 2016	Prices	Inputs	Inputs
Assets:
Debt Securities:
Municipal Bonds	$114	$—	$ 114	$—
Corporate Bonds	1,297	—	1,292	5
Equity Securities:
Common Stocks	5	—	—	5
Rights	—	—	—	—(a)
Short-Term Investments	56,796	56,796	—	—
Futures Contracts	42	42	—	—
Foreign Currency Exchange Contracts	698	—	698	—

Total Assets	58,952	56,838	2,104	10

Liabilities:
Futures Contracts	(83)	(83)	—	—
Foreign Currency Exchange Contracts	(698)	—	(698)	—

Total Liabilities	$(781)	$(83)	$ (698)	$—

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

There were no transfers between Level 1 and Level 2 related to securities held as of April 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

		Foreign
		Government	Corporate	Loan	Common
	Total	Securities	Bonds	Agreements	Stocks	Rights
Investments in Securities
Balance as of October 31, 2015	$397	$174	$147	$76	$—		$—
Accrued discount/(premium)	— (a)	— (a)	—	— (a)	—		—
Realized gain (loss)	(87)	(71)	(2)	(14)	—		—
Change in unrealized
appreciation (depreciation)(b)	85	75	(1)	8	3		—
Purchases	16	—	—	14	2		—
Sales	(405)	(178)	(143)	(84)	—		—
Transfers into Level 3(c)	5 (d)	—	5 (d)	—	—		—
Transfers from Level 3(c)	—	—	—	—	—		—
Paydowns	(1)	—	(1)	—	—		—

Balance as of April 30, 2016	$10	$—	$5 (e)	$—	$5(e)	$	—(f)

Footnote Legend:

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held as of April 30, 2016 was $2.
(c)	“Transfers into and/or from” represent the ending value as of April 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfers are due to a decrease in trading activities at period end.
(e)	Includes fund investments that are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.
(f)	Includes internally fair valued securities currently priced at zero $0.

See Notes to Financial Statements.

12

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Virtus Alternative Income Solution Fund		Virtus Alternative Inflation Solution Fund		Virtus Alternative Total Solution Fund(1)
Assets
Investment in securities at value(2)	$32,991		$28,144		$58,212
Cash	288		158		508
Cash pledged for futures contracts	—		—		41
Deposits with prime broker	—		—		477
Unrealized appreciation on forward foreign currency exchange contracts	—		—		698
Receivables
Investment securities sold	2,526		643		2,914
Dividends and interest receivable	79		18		95
Tax Reclaims	2		2		2
Prepaid expenses	49		38		85

Total assets	35,935		29,003		63,032

Liabilities
Variation margin payable on futures contracts	—		—		41
Unrealized depreciation on forward foreign currency exchange contracts	—		—		698
Payables
Fund shares repurchased	—		—		233
Investment securities purchased	21		14		18
Investment advisory fee	20		11		47
Distribution and service fees	—	(a)	—	(a)	3
Administration and sub-administration fees	33		32		41
Transfer agent fees and expenses	1		1		19
Trustees’ fees and expenses	4		3		9
Professional fees	59		57		77
Other accrued expenses	18		11		48

Total liabilities	156		129		1,234

Net Assets	$35,779		$28,874		$61,798

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$43,755		$32,544		$74,672
Accumulated undistributed net investment income (loss)	342		63		(211)
Accumulated undistributed net realized gain (loss)	(8,071)		(3,715)		(12,066)
Net unrealized appreciation (depreciation) on investments	(247)		(18)		(597)

Net Assets	$35,779		$28,874		$61,798

See Notes to Financial Statements

13

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

April 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund(1)
Class A
Net asset value (net assets/shares outstanding) per share*	$8.17	$8.88	$8.78
Maximum offering price per share NAV/(1-5.75%)	$8.67	$9.42	$9.32
Shares of beneficial interest outstanding, no par value, unlimited authorization	41,303	11,070	415,697
Net Assets	$ 338	$ 98	$ 3,648

Class C
Net asset value (net assets/shares outstanding) and offering price per share*	$8.14	$8.82	$8.73
Shares of beneficial interest outstanding, no par value, unlimited authorization	36,924	14,666	253,444
Net Assets	$ 301	$ 129	$ 2,213

Class I
Net asset value (net assets/shares outstanding), offering price and redemption per share	$8.18	$8.90	$8.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,295,555	3,218,082	6,361,005
Net Assets	$ 35,140	$ 28,647	$ 55,844

Class R6
Net asset value (net assets/shares outstanding), offering price and redemption per share	$ —	$ —	$8.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	10,582
Net Assets	$ —	$ —	$ 93

(1) Consolidated Statement of Assets and Liabilities
(2) Investment in unaffiliated securities at cost	$ 33,238	$ 28,162	$ 58,499

    *Redemption price per share is equal to the Net Asset Value per share, less any applicable contingent deferred sales charges.

Footnote Legend:

(a)   Amount is less than $500.

See Notes to Financial Statements

14

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

($ reported in thousands)

	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund (1)
Investment Income
Dividends	$331	$343	$617
Less return of capital distributions (Note 2C)	(130)	(116)	(226)
Interest	973	266	1,185
Foreign taxes withheld	(3)	(6)	(4)

Total investment income	1,171	487	1,572

Expenses
Investment advisory fees	319	250	788
Distribution and service fees, Class A	1	1	12
Distribution and service fees, Class C	2	1	14
Administration fees	18	14	40
Sub-administration Fees	107	107	144
Transfer agent fees and expenses	9	7	40
Registration fees	22	22	33
Printing fees and expenses	8	6	19
Custodian fees	21	16	49
Professional fees	50	49	92
Trustees’ fees and expenses	18	15	45
Miscellaneous expenses	21	16	66

Total expenses	596	504	1,342

Dividend expense on securities sold short	12	9	70
Interest expense on securities sold short and borrowings	—	—	7

Total expenses, including dividend expense on securities sold short, and interest expense on securities sold short and borrowings	608	513	1,419

Less expenses reimbursed and/or waived by investment adviser	(202)	(194)	(349)

Net expenses	406	319	1,070

Net investment income (loss)	765	168	502

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(7,559)	(2,641)	(9,843)
Net realized gain (loss) on foreign currency transactions	(1)	(104)	(50)
Net realized gain (loss) on futures	(36)	(235)	52
Net realized gain (loss) on written options	—	—	42
Net realized gain (loss) on swaps	62	24	311
Net increase from payments by affiliates	4	—	—
Net change in unrealized appreciation (depreciation) on investments	4,287	1,691	4,190
Net change in unrealized appreciation (depreciation) on securities sold short	(22)	(18)	(25)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(9)	—	109
Net change in unrealized appreciation (depreciation) on futures	7	(8)	(140)
Net change in unrealized appreciation (depreciation) on written options	—	—	2
Net change in unrealized appreciation (depreciation) on swaps	14	4	32

Net gain (loss) on investments	(3,253)	(1,287)	(5,320)

Net increase (decrease) in net assets resulting from operations	$(2,488)	$(1,119)	$(4,818)

Footnote Legend:

    (1)  Consolidated Statement of Operations

See Notes to Financial Statements

15

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Virtus Alternative Income Solution Fund			Virtus Alternative Inflation Solution Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015		Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$765	$1,573		$168	$148
Net realized gain (loss)	(7,530)	(445)		(2,956)	(522)
Net change in unrealized appreciation (depreciation)	4,277	(4,343)		1,669	(2,201)

Increase (decrease) in net assets resulting from operations	(2,488)	(3,215)		(1,119)	(2,575)

From Distributions to Shareholders
Net investment income, Class A	(12)	(23)		(5)	(1)
Net investment income, Class C	(8)	(14)		—	—
Net investment income, Class I	(695)	(1,259)		(237)	(87)
Net realized short-term gains, Class A	—	(5)		—	—
Net realized short-term gains, Class C	—	(4)		—	—
Net realized short-term gains, Class I	—	(256)		—	—
Net realized long-term gains, Class A	—	—	(1)	—	—
Net realized long-term gains, Class C	—	—	(1)	—	—
Net realized long-term gains, Class I	—	(16)		—	—

Decrease in net assets from distributions to shareholders	(715)	(1,577)		(242)	(88)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(369)	125		(570)	261
Change in net assets from share transactions, Class C	(229)	260		(28)	27
Change in net assets from share transactions, Class I	626	781		163	100

Increase (decrease) in net assets from share transactions	28	1,166		(435)	388

Net increase (decrease) in net assets	(3,175)	(3,626)		(1,796)	(2,275)
Net Assets
Beginning of period	38,954	42,580		30,670	32,945

End of period	$35,779	$38,954		$28,874	$30,670

Accumulated undistributed net investment income (loss) at end of period	$342	$292		$63	$137

Footnote Legend:

(1)     Amount is less than $500.

See Notes to Financial Statements

16

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Virtus Alternative Total Solution Fund(1)
	Six Month Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$502	$370
Net realized gain (loss)	(9,488)	1,457
Net change in unrealized appreciation (depreciation)	4,168	(5,055)

Increase (decrease) in net assets resulting from operations	(4,818)	(3,228)

From Distributions to Shareholders
Net investment income, Class A	(265)	(19)
Net investment income, Class C	(51)	(2)
Net investment income, Class I	(2,164)	(155)
Net investment income, Class R6	(3)	—	(2)
Net realized short-term gains, Class A	(179)	(122)
Net realized short-term gains, Class C	(48)	(22)
Net realized short-term gains, Class I	(1,175)	(837)
Net realized short-term gains, Class R6	(2)	(1)
Net realized long-term gains, Class A	(61)	(4)
Net realized long-term gains, Class C	(16)	(1)
Net realized long-term gains, Class I	(400)	(25)
Net realized long-term gains, Class R6	(1)	—	(2)

Decrease in net assets from distributions to shareholders	(4,365)	(1,188)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(7,892)	6,225
Change in net assets from share transactions, Class C	(613)	1,937
Change in net assets from share transactions, Class I	(14,792)	18,064
Change in net assets from share transactions, Class R6	5	102

Increase (decrease) in net assets from share transactions	(23,292)	26,328

Net increase (decrease) in net assets	(32,475)	21,912
Net Assets
Beginning of period	94,273	72,361

End of period	$61,798	$94,273

Accumulated undistributed net investment income (loss) at end of period	$(211)	$1,770

Footnote Legend:

Footnote Legend:

(1)    Consolidated Statement of Changes in Net Assets.

(2)    Amount is less than $500.

See Notes to Financial Statements

17

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term and Long- term Gains	Total Distributions	Payment from affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses (including dividend expense on securities sold short and interest expense on securities sold short after expense waivers/ reimbursements) to Average Net Assets(3)(4)(5)	Ratio of Total Expenses (including dividend expense on securities sold short and interest expense on securities sold short before expense waivers/ reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Alternative Income Solution Fund
Class A
04/30/16(6)	$8.91	$0.18	$(0.76)	$(0.58)	$(0.16)	$—	$(0.16)	$—	(7)	$(0.74)	$8.17	(6.51	%)(8)	$338	2.51%(9)	3.65%(9)	4.09%(9)	41	%(8)
10/31/15	10.03	0.34	(1.11)	(0.77)	(0.28)	(0.07)	(0.35)	—		(1.12)	8.91	(7.82)		772	2.59	3.72	3.58	72
10/31/14(10)	10.00	0.14	0.04	0.18	(0.14)	(0.01)	(0.15)	—		0.03	10.03	1.82	(8)	747	2.65(9)	3.76(9)	2.56(9)	49	(8)
Class C
04/30/16(6)	8.89	0.14	(0.75)	(0.61)	(0.14)	—	(0.14)	—	(7)	(0.75)	8.14	(6.86	)(8)	301	3.26(9)	4.40(9)	3.35(9)	41	(8)
10/31/15	10.01	0.27	(1.11)	(0.84)	(0.21)	(0.07)	(0.28)	—		(1.12)	8.89	(8.48)		577	3.34	4.48	2.83	72
10/31/14(10)	10.00	0.10	0.04	0.14	(0.12)	(0.01)	(0.13)	—		0.01	10.01	1.38	(8)	387	3.40(9)	4.39(9)	1.81(9)	49	(8)
Class I
04/30/16(6)	8.92	0.18	(0.75)	(0.57)	(0.17)	—	(0.17)	—	(7)	(0.74)	8.18	(6.44	)(8)	35,140	2.27(9)	3.41(9)	4.34(9)	41	(8)
10/31/15	10.03	0.36	(1.10)	(0.74)	(0.30)	(0.07)	(0.37)	—		(1.11)	8.92	(7.48)		37,605	2.34	3.46	3.83	72
10/31/14(10)	10.00	0.15	0.04	0.19	(0.14)	(0.02)	(0.16)	—		0.03	10.03	1.90	(8)	41,446	2.43(9)	3.70(9)	2.79(9)	49	(8)
Virtus Alternative Inflation Solution Fund
Class A
04/30/16(6)	$9.29	$0.04	$(0.40)	$(0.36)	$(0.05)	$—	$(0.05)	$—		$(0.41)	$8.88	(3.82	%)(8)	$98	2.46%(9)	3.82%(9)	0.93%(9)	75	%(8)
10/31/15	10.11	0.02	(0.82)	(0.80)	(0.02)	—	(0.02)	—		(0.82)	9.29	(7.96)		700	2.60	4.01	0.23	74
10/31/14(10)	10.00	— (7)	0.11	0.11	—	—	—	—		0.11	10.11	1.10	(8)	500	2.69(9)	4.03(9)	0.04(9)	31	(8)
Class C
04/30/16(6)	9.20	0.01	(0.39)	(0.38)	—	—	—	—		(0.38)	8.82	(4.13	)(8)	129	3.21(9)	4.57(9)	0.18(9)	75	(8)
10/31/15	10.08	(0.05)	(0.83)	(0.88)	—	—	—	—		(0.88)	9.20	(8.64)		164	3.36	4.76	(0.53)	74
10/31/14(10)	10.00	(0.04)	0.12	0.08	—	—	—	—		0.08	10.08	0.80	(8)	152	3.45(9)	4.88(9)	(0.71)(9)	31	(8)
Class I
04/30/16(6)	9.32	0.05	(0.40)	(0.35)	(0.07)	—	(0.07)	—		(0.42)	8.90	(3.70	)(8)	28,647	2.22(9)	3.57(9)	1.18(9)	75	(8)
10/31/15	10.12	0.05	(0.82)	(0.77)	(0.03)	—	(0.03)	—		(0.80)	9.32	(7.65)		29,806	2.36	3.75	0.47	74
10/31/14(10)	10.00	0.02	0.10	0.12	—	—	—	—		0.12	10.12	1.20	(8)	32,293	2.46(9)	3.97(9)	0.29(9)	31	(8)

See Notes to Financial Statements

18

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term and Long- term Gains	Total Distributions	Payment from affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses (including dividend expense on securities sold short and interest expense on securities sold short after expense waivers/ reimbursements) to Average Net Assets(3)(4)(5)	Ratio of Total Expenses (including dividend expense on securities sold short and interest expense on securities sold short before expense waivers/ reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Virtus Alternative Total Solution Fund (11)
Class A
04/30/16(6)	$ 9.69	$0.05	$(0.52)	$(0.47)	$(0.24)	$(0.20)	$(0.44)	$—	$(0.91)	$8.78	(5.02)%(8)	$3,648	2.85%(9)	3.68%(9)	1.05%(9)	211(8)
10/31/15	10.17	0.02	(0.34)	(0.32)	(0.02)	(0.14)	(0.16)	—	(0.48)	9.69	(3.07)	12,759	2.97	3.75	0.25	369
10/31/14(10)	10.00	(0.02)	0.19	0.17	—	—	—	—	0.17	10.17	1.70(8)	7,136	3.02(9)	3.93(9)	(0.30)(9)	195(8)
Class C
04/30/16(6)	$ 9.60	0.01	(0.52)	(0.51)	(0.16)	(0.20)	(0.36)	—	(0.87)	8.73	(5.31)(8)	2,213	3.59(9)	4.46(9)	0.31(9)	211(8)
10/31/15	10.13	(0.05)	(0.33)	(0.38)	(0.01)	(0.14)	(0.15)	—	(0.53)	9.60	(3.78)	3,113	3.72	4.51	(0.51)	369
10/31/14(10)	10.00	(0.06)	0.19	0.13	—	—	—	—	0.13	10.13	1.30(8)	1,325	3.76(9)	4.66(9)	(1.04)(9)	195(8)
Class I
04/30/16(6)	$ 9.73	0.06	(0.52)	(0.46)	(0.29)	(0.20)	(0.49)	—	(0.95)	8.78	(4.78)(8)	55,844	2.59(9)	3.45(9)	1.31(9)	211(8)
10/31/15	10.18	0.05	(0.33)	(0.28)	(0.03)	(0.14)	(0.17)	—	(0.45)	9.73	(2.83)	78,303	2.72	3.50	0.49	369
10/31/14(10)	10.00	— (7)	0.18	0.18	—	—	—	—	0.18	10.18	1.80(8)	63,900	2.75(9)	3.85(9)	(0.04)(9)	195(8)
Class R6
04/30/16(6)	$ 9.73	0.06	(0.52)	(0.46)	(0.29)	(0.20)	(0.49)	—	(0.95)	8.78	(4.86)(8)	93	2.58(9)	3.41(9)	1.31(9)	211(8)
10/31/15(12)	10.14	0.06	(0.30)	(0.24)	(0.03)	(0.14)	(0.17)	—	(0.41)	9.73	(2.35)(8)	98	2.70(9)	3.50(9)	0.68(9)	369(8)

Footnote Legend

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Alternative Income Solution Fund for Class A is 2.45%, for Class C is 3.20% and for Class I is 2.20% for the six months ended April 30, 2016, the year ended October 31, 2015 and the period ended October 31, 2014, respectively.
(4)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Alternative Inflation Solution Fund for Class A is 2.40%, for Class C is 3.15% and for Class I is 2.15% for the six months ended April 30, 2016, the year ended October 31, 2015 and the period ended October 31, 2014, respectively.
(5)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and borrowings for the Alternative Total Solution Fund for Class A is 2.65%, 2.68% and 2.60%, for Class C is 3.39%, 3.43% and 3.35%, for Class I is 2.39%, 2.43% and 2.35% for the six months ended April 30, 2016, the year ended October 31, 2015 and the period ended October 31, 2014, respectively, and for Class R6 is 2.39% and 2.41% for the six months ended April 30, 2016 and the period ended October 31, 2015.
(6)	Unaudited.
(7)	Amount is less than $0.005 or 0.005%.
(8)	Not annualized.
(9)	Annualized.
(10)	Inception date April 23, 2014.
(11)	Consolidated Financial Highlights.
(12)	Inception date November 19, 2014.

See Notes to Financial Statements

19

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of six non-diversified funds, including the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund, and one diversified fund each having a distinct investment objective outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Alternative Income Solution Fund	Maximizing current income while considering capital appreciation
Alternative Inflation Solution Fund	Total return that exceeds the rate of inflation
Alternative Total Solution Fund	Long-term capital appreciation through investments that have a low correlation to traditional asset classes

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

The Alternative Total Solution Fund also offers Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived In certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated financial statements of Alternative Total Solution Fund include the account of VATS Offshore Fund, Ltd (the “Subsidiary”), which is a wholly-owned subsidiary of Alternative Total Solution Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $139 and 0.2% of Alternative Total Solution Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

20

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

● Level 1	—	quoted prices in active markets for identical securities (security types generally include listed equities)

● Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	—	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

C. Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT and MLP investments is recorded using Management’s estimate of the percentage of income included in distributions received from such investments based on historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments (i.e. a return of capital) or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

D. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Alternative Total Solution Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Alternative Total Solution Fund in the current period nor carried forward to offset taxable income in future periods.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

E. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date and distributed quarterly for the Alternative Income Solution Fund, semi-annually for the Alternative Inflation Solution Fund and Alternative Total Solution Fund. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

G. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed

22

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of their prime brokerage agreement, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

J. Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (“commitments”). Commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of April 30, 2016, the Funds had the following unfunded loan commitments:

(Reported in thousands)		Unfunded Loan Commitment
	Alternative		Alternative
	Income Solution		Total Solution
Borrower	Fund		Fund
CCO Holdings, LLC	35		40

Note 3. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

During the fiscal period, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. During the fiscal period, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value”. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilized options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility.

The Funds had transactions in written options during the six months ended April 30, 2016 as follows ($ reported in 000s):

	Alternative Total Solution Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2015	252	$ 17
Options written	1,072	116
Options closed	(709)	(94)
Options expired	(515)	(32)
Options exercised	(100)	(7)

Options outstanding at April 30, 2016	—	$ —

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

24

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the fiscal period, the Alternative Income Solution Fund and Alternative Total Solution Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps –Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the fiscal period, the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets were entered into to implement custom index exposure in one convenient trading instrument.

25

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2016:

	Fair Values of Derivative Financial Instruments as of April 30, 2016

	Derivative Assets

		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value

Foreign currency exchange contracts	Investment in securities at value[2];Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$698

Commodity contracts	Net unrealized appreciation (depreciation) on investments[1]	—	—	42

Total		$ —	$ —	$740

	Fair Values of Derivative Financial Instruments as of April 30, 2016

	Derivative Liabilities

		Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

Primary Risk	Statements of Assets and Liabilities Location	Value	Value	Value

Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$698

Commodity contracts	Net unrealized appreciation (depreciation) on investments[1]	—	—	83

Total		$ —	$ —	$781

1Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments.

For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

2Includes purchased options at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2016
Net Realized Gain (Loss) From
	Alternative Income	Alternative Inflation	Alternative Total
	Solution Fund	Solution Fund	Solution Fund
Interest rate contracts:
Futures contracts[5]	$(36)	$(235)	$ 42
Purchased Options[2]	13	—	—
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	6	(104)	(91)
Purchased options[2]	—	(87)	—
Equity contracts:
Futures contracts[5]	—	—	(201)
Purchased options[2]	—	—	(48)
Written options[3]	—	—	42
Swaps[4]	—	—	283
Commodity contracts:
Futures contracts[5]	—	—	211
Credit contracts:
Swaps[4]	62	24	28
Purchased options[2]	(3)	(2)	(4)

Total	$ 42	$(404)	$ 262

1Included in net realized gain (loss) on foreign currency transactions within the Statement of Operations.

2Included in net realized gain (loss) on investments within the Statement of Operations.

3Included in net realized gain (loss) on written options within the Statement of Operations.

4Included in net realized gain (loss) on swaps within the Statement of Operations.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

[5]Included in net realized gain (loss) on futures within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended April 30, 2016
Net Change in Unrealized Appreciation/(Depreciation) on
	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
Interest rate contracts:
Futures contracts[5]	$ 7	$ (8)	$ (30)
Purchased swaptions[2]	2	—	—
Swaps[4]	—	—	7
Foreign currency exchange contracts:
Futures contracts[5]	—	—	(9)
Forward foreign currency transactions[1]	(9)	—	108
Purchased options[2]	—	(15)	—
Equity contracts:
Futures contracts [5]	—	—	(42)
Purchased options[2]	—		(1)
Written options[3]	—	—	2
Swaps[4]	—	—	16
Commodity contracts:
Futures contracts[5]	—	—	(59)
Credit contracts:
Swaps[4]	14	4	9

Total	$14	$(19)	$ 1

[1]Included in net change in unrealized appreciation (depreciation) on foreign currency transactions within the Statement of Operations.

[2]Included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

[3]Included in net change in unrealized appreciation (depreciation) on written options within the Statement of Operations.

[4]Included in net change in unrealized appreciation (depreciation) on swaps within the Statement of Operations.

[5]Included in net change in unrealized appreciation (depreciation) on futures within the Statement of Operations.

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2016.

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund
Purchased Options[1]	$ —	$ 34	$ 21
Purchased Swaptions[1]	10	—	—
Written Options[2]	—	—	6
Futures Contracts-Long Positions[3]	—	7	77
Futures Contracts-Short Positions[3]	(11)	(47)	(37)
Forward Foreign Currency Exchange Purchase Contracts[4]	296	6,903	45,172
Forward Foreign Currency Exchange Sale Contracts[5]	659	7,354	48,607
Credit Default Swap Agreements - Buy Protection[6]	387	—	326
Credit Default Swap Agreements - Sell Protection[6]	293	—	431
Total Return Swap Agreements[6]	374	98	1,055
Total Return Basket Swap Agreements[6]	—	—	6,925

[1]Average premiums paid for the period.

[2]Average premiums received for the period.

[3]Average unrealized for the period.

[4]Average value at trade date payable.

[5]Average value at settlement date receivable.

[6]Notional.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

  E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

  F. Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2016, the Funds’ derivative assets and liabilities (by type) are as follows:
	Alternative Income Solution Fund		Alternative Inflation Solution Fund		Alternative Total Solution Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial
Instruments:
Futures contracts	$—	$—	$—	$—	$—	$41
Forward foreign currency exchange contracts	—	—	—	—	698	698
Purchased options[1]	—	—	—	—	—	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$—	$—	$—	$698	$739

Derivatives not subject to a MNA or similar agreement	—	—	—	—	—	(41)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$698	$698

      1Includes purchased options at value as reported in the Schedules of Investments.

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2016:

Alternative Total Solution Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$698	$(698)	$—	$—	$—

Total	$698	$(698)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$698	$(698)	$—	$—	$—

Total	$698	$(698)	$—	$—	$—

      1Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

      2Net amount represents the net amount receivable from the counterparty in the event of default.

      3Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

      4Net amount represents the net amount payable due to the counterparty in the event of default.

Note 4. Investment Advisory Fee and Related Party Transactions

A. Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA”) is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets or managed assets of each Fund. “Managed assets” means the total assets of the Fund including any assets attributable to borrowings minus the Fund’s accrued liabilities other than such borrowings:

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VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

	All	1st $5	$5+
	Assets	Billion	Billion	Based upon
Alternative Income Solution Fund	— %	1.80%	1.75%	Managed assets
Alternative Inflation Solution Fund	—	1.75	1.70	Managed assets
Alternative Total Solution Fund	—	1.95	1.90	Managed assets

For Alternative Total Solution Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the same annual rates.

B. Subadvisers

The Adviser has appointed and oversees the activities of each of the subadvisers for the Funds as listed below. For Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund, Cliffwater Investments LLC (“Cliffwater”), a joint venture of Cliffwater LLC and Virtus Partners, Inc., an affiliate of VAIA, makes recommendations to the Adviser with respect to hiring and terminating the Funds’ other subadvisers. Based on these recommendations, the Adviser makes decisions on the hiring and termination of subadvisers, and recommends such decisions to the Board. The subadvisers other than Cliffwater each manage a portion of the investments of each Fund, for which they are paid a fee by the Adviser.

At April 30, 2016, Subadvisers with respect to the Funds they serve are as follows:

Subadviser
Credit
	Cliffwater	Ascend	Brigade	Suisse	FFTW	Graham	Harvest	LaSalle	Lazard	MAST
Fund	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
Alternative Income Solution Fund	X		X				X	X	X	X
Alternative Inflation Solution Fund	X		X	X	X		X	X	X
Alternative Total Solution Fund	X	X	X		X	X	X	X	X	X

(1) Cliffwater

(2) Ascend Capital, LLC (“Ascend”)

(3) Aviva Investors Americas LLC (“Aviva”)

(3) Brigade Capital Management, LLC (“Brigade”)

(4) Credit Suisse Asset Management, LLC (“Credit Suisse”)

(6) Duff & Phelps Investment Management Co. (“Duff & Phelps”) an indirect wholly-owned subsidiary of Virtus

(5) Fischer, Francis, Trees & Watts, Inc. (“FFTW”)

(6) Graham Capital Management, L.P. (“Graham”)

(7) Harvest Fund Advisors LLC (“Harvest”)

(8) LaSalle Investment Management Securities, LLC (“LaSalle”)

(9) Lazard Asset Management LLC (“Lazard”)

(10) MAST Capital Management, LLC (“MAST”)

Out of its investment management fee, the Adviser pays each subadviser a subadvisory fee. For its services to Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund, Cliffwater receives as its subadvisory fee 50% of the investment management fee, which is the portion of the fee remaining after the Adviser pays the other subadvisers and waives and/or pays the Funds any amounts applicable under the fee waiver and expense reimbursement arrangements.

C. Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding front-end or contingent deferred loads, dividend and interest expenses, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets or net assets through the dates indicated below.

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

					Through
Fund	Class A	Class C	Class I	Class R6	Date
Alternative Income Solution Fund	2.45%	3.20%	2.20%	—	3/01/2017
Alternative Inflation Solution Fund	2.40	3.15	2.15	—	3/01/2017
Alternative Total Solution Fund	2.60	3.35	2.35	2.34%	3/01/2017

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations, or if none, the expense limitation in effect at the time of the waver or reimbursement. All or portion of the following Adviser-reimbursed expenses may be recaptured by the fiscal year ending:

30

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

	2017	2018
Alternative Income Solution Fund	$234	$423
Alternative Inflation Solution Fund	215	406
Alternative Total Solution Fund	324	637

D. Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2016, there were $10 in commissions for Class A shares and less than $0 and $0 in CDSC for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E. Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the six months ended April 30, 2016, the Funds incurred administration fees totaling $72 which are included in the Statements of Operations.

For the six months ended April 30, 2016, the Funds incurred transfer agent fees totaling $56 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Funds.

F. Affiliated Shareholders

At April 30, 2016, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

		Aggregate
	Shares	Net Asset Value
Alternative Income Solution Fund
Class A	10,739	$ 88
Class C	10,617	86
Class I	4,291,565	35,105
Alternative Inflation Solution Fund
Class A	10,078	89
Class C	10,000	88
Class I	3,215,621	28,619
Alternative Total Solution Fund
Class A	10,676	94
Class C	10,572	92
Class I	5,664,332	49,733
Class R6	10,582	93

G. Payment from Affiliate

During the period, the Adviser reimbursed the Alternative Income Solution Fund for certain losses in the amount of $4.

31

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Note 5. Purchase and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the six months ended April 30, 2016, were as follows:

	Purchases	Sales
Alternative Income Solution Fund	$ 11,141	$ 40,780
Alternative Inflation Solution Fund	5,320	25,297
Alternative Total Solution Fund	116,576	172,009

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2016, were as follows:

	Purchases	Sales
Alternative Inflation Solution Fund	$12,401	$19,028

Note 6. Capital Shares Transactions

  Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Alternative Income Solution Fund
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	6	$ 43	54	$ 529
Reinvestment of distributions	2	12	3	29
Shares repurchased	(52)	(424)	(45)	(433)

Net Increase / (Decrease)	(44)	$(369)	12	$ 125

Class C
Sale of shares	1	$ 5	38	$ 371
Reinvestment of distributions	1	8	2	17
Shares repurchased	(30)	(242)	(14)	(128)

Net Increase / (Decrease)	(28)	$(229)	26	$ 260

Class I
Sale of shares	—	$ —	7	$ 70
Reinvestment of distributions	85	695	165	1,531
Shares repurchased	(8)	(69)	(85)	(820)

Net Increase / (Decrease)	77	$ 626	87	$ 781

32

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

	Alternative Inflation Solution Fund
	Six Months Ended April 30, 2016 (Unaudited)				Year Ended October 31, 2015
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	9		$ 86		36		$357
Reinvestment of distributions	1		4		—	(1)	1
Shares repurchased	(74)		(660)		(10)		(97)

Net Increase / (Decrease)	(64)		$(570)		26		$261

Class C
Sale of shares	—	(1)	$ —	(1)	4		$ 37
Reinvestment of distributions	—		—		—		—
Shares repurchased	(3)		(28)		(1)		(10)

Net Increase / (Decrease)	(3)		$ (28)		3		$ 27

Class I
Sale of shares	—		$ —		6		$ 62
Reinvestment of distributions	27		237		9		87
Shares repurchased	(9)		(74)		(5)		(49)

Net Increase / (Decrease)	18		$ 163		10		$100

	Alternative Total Solution Fund
	Six Months Ended April 30, 2016 (Unaudited)				Year Ended October 31, 2015
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	140		$ 1,349		971		$ 9,728
Reinvestment of distributions	57		506		15		143
Shares repurchased	(1,098)		(9,747)		(371)		(3,646)

Net Increase / (Decrease)	(901)		$ (7,892)		615		$ 6,225

Class C
Sale of shares	12		$ 112		232		$ 2,306
Reinvestment of distributions	13		115		2		23
Shares repurchased	(96)		(840)		(41)		(392)

Net Increase / (Decrease)	(71)		$ (613)		193		$ 1,937

Class I
Sale of shares	249		$ 2,275		4,437		$ 44,192
Reinvestment of distributions	422		3,737		102		1,011
Shares repurchased	(2,360)		(20,804)		(2,766)		(27,139)

Net Increase / (Decrease)	(1,689)		$(14,792)		1,773		$ 18,064

Class R6(2)
Sale of shares	—		$ —		10		$ 100
Reinvestment of distributions	1		5		—	(1)	2
Shares repurchased	—		—		—	(1)	—	(1)

Net Increase / (Decrease)	1		$ 5		10		$ 102

Footnote Legend:

(1)	Amount is less than $500.
(2)	Inception date November 19, 2014.

Note 7. 10% Shareholders

As of April 30, 2016, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

33

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

	% of Shares Outstanding	Number of Accounts
Alternative Income Solution Fund	100%	1*
Alternative Inflation Solution Fund	100	1*
Alternative Total Solution Fund	88	2*

Footnote Legend:

*	Shareholder account is affiliated.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9. Borrowings

The Alternative Total Solution Fund employs leverage in the form of using proceeds from shorts, which allows the Alternative Total Solution Fund to use its long positions as collateral, in order to purchase additional securities. Proceeds from shorts are secured by assets of the Alternative Total Solution Fund that are held with the Fund’s custodian in a separate account. The Alternative Total Solution Fund is permitted to borrow up to 33.33% of its total assets.

During the six months ended April 30, 2016, the Alternative Total Solution Fund used proceeds from shorts for 155 days at an average interest rate of 0.87% and with an average daily borrowing balance during that period of $2,058. For the six months ended April 30, 2016, the interest costs related to borrowing amounted to $7 and are included within the “Interest Expense” on the Statement of Operations.

As of April 30, 2016, there was no outstanding borrowing.

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note 11. Federal Income Tax Information

At April 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$33,238	$17	$(264)	$(247)
Alternative Inflation Solution Fund - Investments	28,162	1	(19)	(18)
Alternative Total Solution Fund - Investments	58,499	3	(290)	(287)

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales, passive activity losses and the investment in the wholly-owned Subsidiary.

34

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2016 (Unaudited)

($ reported in thousands)

Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

	Short-Term	Long-Term
Alternative Income Solution Fund	447	—
Alternative Inflation Solution Fund	619	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Alternative Income Solution Fund	$ 391	$ —
Alternative Inflation Solution Fund	157	—
Alternative Total Solution Fund	3,283	473

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes, reversal of consolidation entries, disallowed expenses from short sales, swap income reclass and gain/loss reclass of forward contracts. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the period ended October 31, 2015 and 2014 was as follows:

		Ordinary Income	Long-Term Capital Gains	Total
Alternative Income Solution Fund	2015	$1,561	$16	$1,577
	2014	665	—	665
Alternative Inflation Solution Fund	2015	88	—	88
Alternative Total Solution Fund	2015	1,159	29	1,188
	2014	49	—	49

Note 13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 14. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 15. Subsequent Event Evaluation

Subsequent to the date of these financial statements, the Alternative Income Solution Fund, the Alternative Inflation Solution Fund and the Alternative Total Solution Fund were liquidated effective May 6,2016. The Funds have ceased to exist and are no longer available for sale.

35

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund (the “Fund” or together the “Funds”). At an in-person meeting held December 2, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Funds and their shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Funds. The Board noted the affiliation of Cliffwater Investments LLC (“Cliffwater”) with VAIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to each Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to each Fund by VAIA and each Subadviser; (2) the performance of each Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VAIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent, and Quality of the Services

The Trustees received in advance of the Meeting information provided from VAIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of each Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with each Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor to each Fund. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each Subadviser, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to each Subadvisory Agreement, the Board noted that each Subadviser aside from Cliffwater provided portfolio management, compliance with each applicable Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadvisers’ management of each applicable Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in each applicable Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of each Subadviser’s management and other personnel committed by each Subadviser to the Fund(s); (b) the financial condition of each Subadviser; (c) the quality of each Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d)

36

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

each Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for each Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about each Fund regarding both its performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to each Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2015.

The Board noted that Virtus Alternative Income Solution Fund outperformed the median of its Performance Universe and its benchmark for the year-to-date period.

The Board noted that Virtus Alternative Inflation Solution Fund underperformed the median of its Performance Universe for the year-to-date period. The Board also noted that the Fund outperformed its benchmark for the year-to-date period.

The Board noted that Virtus Alternative Total Solution Fund underperformed the median of its Performance Universe and its benchmark for the year-to-date period.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to each Fund for advisory services as well as the total expense levels of each Fund. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VAIA out of its management fees rather than paid separately by each Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fees. The Board also took into account the size of each Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that Virtus Alternative Income Solution Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board considered that Virtus Alternative Inflation Solution Fund’s net management fee was below the median of the Expense Group and net total expenses were above the median of the Expense Group.

The Board considered that Virtus Alternative Total Solution Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VAIA affiliate. In addition to the fees paid to VAIA and its affiliates, including

37

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

Cliffwater, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to the Funds, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from the Funds was reasonable in light of the quality of the services rendered to the Fund by VAIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that each Fund’s shareholders are not directly impacted by those fees. In considering the reasonability of the fees payable by VAIA to Cliffwater, the Board noted that, because Cliffwater is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. In addition, because several of the Subadvisers are unaffiliated, the Board relied on the ability of VAIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VAIA realizes economies of scale as each Fund’s assets grow. The Board noted that the management fee for each Fund includes breakpoints based on assets under management. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of each Fund. The Board concluded that no change to the advisory fee structure of any Fund was necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of each Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of each Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VAIA and the Subadvisers and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and Cliffwater, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and Cliffwater also provides administrative and transfer agency services to the Trust. The Board noted that there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

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Virtus Alternative Solutions Trust
101 Munson Street
Greenfield, MA 01301-9668

Trustees	Investment Adviser
Philip R. McLoughlin, Chairman	Virtus Alternative Investment Advisers, Inc.
George R. Aylward	100 Pearl Street
Thomas F. Mann	Hartford, CT 06103-4506
William R. Moyer
James M. Oates	Principal Underwriter
VP Distributors, LLC
Officers	100 Pearl Street
George R. Aylward, President	Hartford, CT 06103-4506
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President,	Administrator and Transfer Agent
Chief Financial Officer and Treasurer	Virtus Fund Services, LLC
Jennifer Fromm, Vice President, Chief Legal	100 Pearl Street
Officer, Counsel and Secretary	Hartford, CT 06103-4506
Nancy J. Engberg, Vice President and
Chief Compliance Officer	Custodian
Bank of New York Mellon
One Wall Street
New York, NY 10286

How to Contact Us
	Mutual Fund Services	1-800-243-1574
	Adviser Consulting Group	1-800-243-4361
	Telephone Orders	1-800-367-5877
	Text Telephone	1-800-243-1926
	Website	http://www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                              P.O. Box 9874

                Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8554	06-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/7/2016

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	7/7/2016

*	Print the name and title of each signing officer under his or her signature.